UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)


                       525 Market Street, 12th Floor, San
                         Francisco, CA 94105 (Address of
                        principal executive offices) (Zip
                                      code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 800-643-9691


                      Date of fiscal year end: May 31, 2009

                   Date of reporting period: February 28, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================


WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

INFLATION-PROTECTED BOND PORTFOLIO

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
US TREASURY SECURITIES: 99.57%
US TREASURY BONDS: 54.24%
$  4,094,580   US TREASURY BOND - INFLATION PROTECTED&<<                             1.38%      07/15/2018    $     3,809,411
   3,838,349   US TREASURY BOND - INFLATION PROTECTED&                               1.63       01/15/2018          3,645,234
   3,913,611   US TREASURY BOND - INFLATION PROTECTED&<<                             1.75       01/15/2028          3,415,847
   5,409,454   US TREASURY BOND - INFLATION PROTECTED&                               1.88       07/15/2015          5,262,382
   5,922,190   US TREASURY BOND - INFLATION PROTECTED&<<                             2.00       07/15/2014          5,887,024
   4,697,552   US TREASURY BOND - INFLATION PROTECTED&<<                             2.00       01/15/2016          4,563,963
   4,755,808   US TREASURY BOND - INFLATION PROTECTED&<<                             2.00       01/15/2026          4,315,896
   2,281,466   US TREASURY BOND - INFLATION PROTECTED&<<                             2.13       01/15/2019          2,291,448
   4,565,975   US TREASURY BOND - INFLATION PROTECTED&<<                             2.38       01/15/2017          4,533,155
   7,611,854   US TREASURY BOND - INFLATION PROTECTED&<<                             2.38       01/15/2025          7,297,865
   4,128,142   US TREASURY BOND - INFLATION PROTECTED&                               2.38       01/15/2027          3,966,888
   4,189,224   US TREASURY BOND - INFLATION PROTECTED&<<                             2.63       07/15/2017          4,266,465
   1,669,976   US TREASURY BOND - INFLATION PROTECTED&                               3.38       04/15/2032          1,974,746
   5,348,636   US TREASURY BOND - INFLATION PROTECTED&<<                             3.63       04/15/2028          6,079,056
   6,042,377   US TREASURY BOND - INFLATION PROTECTED&<<                             3.88       04/15/2029          7,122,452
                                                                                                                   68,431,832
                                                                                                              ---------------
US TREASURY NOTES: 45.33%
   3,836,217   US TREASURY NOTE - INFLATION PROTECTED&<<                             0.63       04/15/2013          3,715,603
   8,017,583   US TREASURY NOTE - INFLATION PROTECTED&<<                             0.88       04/15/2010          7,904,839
   5,978,376   US TREASURY NOTE - INFLATION PROTECTED&                               1.63       01/15/2015          5,741,106
   6,524,391   US TREASURY NOTE - INFLATION PROTECTED&<<                             1.88       07/15/2013          6,485,649
   3,698,556   US TREASURY NOTE - INFLATION PROTECTED&<<                             2.00       04/15/2012          3,713,579
   5,990,306   US TREASURY NOTE - INFLATION PROTECTED&<<                             2.00       01/15/2014          5,960,355
   5,597,608   US TREASURY NOTE - INFLATION PROTECTED&<<                             2.38       04/15/2011          5,648,333
   4,850,967   US TREASURY NOTE - INFLATION PROTECTED&                               2.50       07/15/2016          4,861,581
   2,281,466   US TREASURY NOTE - INFLATION PROTECTED&                               2.50       01/15/2029          2,266,495
   5,752,612   US TREASURY NOTE - INFLATION PROTECTED&<<                             3.00       07/15/2012          5,957,548
   1,675,289   US TREASURY NOTE - INFLATION PROTECTED&                               3.38       01/15/2012          1,746,489
   3,098,238   US TREASURY NOTE - INFLATION PROTECTED&<<                             3.50       01/15/2011          3,198,931
                                                                                                                   57,200,508
                                                                                                              ---------------
TOTAL US TREASURY SECURITIES (COST $129,844,915)                                                                  125,632,340
                                                                                                              ---------------

   SHARES
------------
COLLATERAL FOR SECURITIES LENDING: 46.57%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 9.75%
   3,076,232    AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    3,076,232
   3,076,232    BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        3,076,232
   3,076,232    DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          3,076,232
   3,076,232    DWS MONEY MARKET SERIES INSTITUTIONAL                                                               3,076,232
                                                                                                                   12,304,928
                                                                                                              ---------------

  PRINCIPAL
------------
COLLATERAL INVESTED IN OTHER ASSETS: 36.82%
$  1,140,625   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                         0.65       03/12/2009          1,140,625
   1,140,625   ALPINE SECURITIZATION CORPORATION++(p)                                0.50       03/09/2009          1,140,483
   1,036,932   AMSTEL FUNDING CORPORATION++                                          2.00       03/10/2009          1,036,356
     172,822   ANTALIS US FUNDING CORPORATION++(p)                                   0.63       03/06/2009            172,804
   3,456,441   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,456,522)             0.28       03/02/2009          3,456,441
     103,693   BANK OF IRELAND                                                       0.60       03/04/2009            103,693
   1,106,061   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE               0.36       03/03/2009          1,106,061
   1,209,754   CALYON NY                                                             0.49       03/19/2009          1,209,754
     345,644   CANCARA ASSET SECURITIZATION LIMITED(p)                               0.50       03/10/2009            345,596

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

INFLATION-PROTECTED BOND PORTFOLIO

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    518,466   CANCARA ASSET SECURITIZATION LIMITED(p)                               0.52%      03/10/2009    $       518,391
     172,822   CANCARA ASSET SECURITIZATION LIMITED++(p)                             0.54       03/09/2009            172,799
     393,998   CHEYNE FINANCE LLC+++/-####(a)(i)                                     0.00       02/25/2008              6,501
     311,080   CLIPPER RECEIVABLES CORPORATION++(p)                                  0.85       03/04/2009            311,050
     483,902   CLIPPER RECEIVABLES CORPORATION(p)                                    0.85       03/06/2009            483,833
      93,324   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             2.65       10/01/2038             93,324
   1,175,190   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $1,175,221)                                                        0.32       03/02/2009          1,175,190
     794,981   DANSKE BANK A/S COPENHAGEN                                            0.50       03/02/2009            794,981
     587,595   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                          4.25       12/15/2037            587,595
   1,140,625   DEXIA CREDIT LOCAL DE FRANCE SA                                       0.60       03/02/2009          1,140,625
     829,546   DEXIA CREDIT LOCAL DE FRANCE SA                                       3.10       03/04/2009            829,738
   1,175,190   E.ON AG++                                                             0.60       03/23/2009          1,174,739
     172,822   ELYSIAN FUNDING LLC++(p)                                              0.60       03/04/2009            172,811
     446,123   ENTERPRISE FUNDING LLC++(p)                                           0.48       03/20/2009            446,004
   1,209,754   ERASMUS CAPITAL CORPORATION++(p)                                      0.55       03/05/2009          1,209,662
     449,337   FALCON ASSET SECURITIZATION CORPORATION++(p)                          0.45       03/10/2009            449,281
   1,036,932   GEMINI SECURITIZATION INCORPORATED++(p)                               0.55       03/20/2009          1,036,615
   1,106,061   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,106,093)             0.35       03/05/2009          1,106,061
     142,302   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $142,305)               0.27       03/02/2009            142,302
     656,724   GRAMPIAN FUNDING LLC++(p)                                             0.55       03/06/2009            656,664
   1,140,625   GREENWICH CAPITAL HOLDINGS INCORPORATED                               0.68       03/27/2009          1,140,044
     814,839   GRYPHON FUNDING LIMITED(a)(i)                                         0.00       08/23/2009            333,350
      57,031   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 2.87       11/01/2042             57,031
   1,036,932   HSBC USA INCORPORATED REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,036,957)          0.29       03/02/2009          1,036,932
      69,129   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                    1.12       01/01/2018             69,129
     103,693   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                1.12       04/15/2025            103,693
     345,644   KBC BANK NV BRUSSELS                                                  0.45       03/02/2009            345,644
     760,417   KITTY HAWK FUNDING CORPORATION++(p)                                   0.45       03/25/2009            760,179
   1,175,190   LIBERTY STREET FUNDING CORPORATION++(p)                               0.50       03/25/2009          1,174,782
     207,386   LMA AMERICAS LLC(p)                                                   0.60       03/23/2009            207,307
     725,853   LMA AMERICAS LLC(p)                                                   0.65       03/23/2009            725,551
   1,140,625   MATCHPOINT MASTER TRUST++(p)                                          0.55       03/25/2009          1,140,190
     138,258   MISSISSIPPI STATE GO+/-ss                                             5.00       11/01/2028            138,258
   1,175,190   MONT BLANC CAPITAL CORPORATION++(p)                                   0.60       03/19/2009          1,174,818
   1,140,625   NATIXIS                                                               0.40       03/02/2009          1,140,625
      69,129   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              3.75       01/01/2018             69,129
     241,951   REGENCY MARKETS #1 LLC++(p)                                           0.50       03/06/2009            241,931
     898,675   REGENCY MARKETS #1 LLC++(p)                                           0.55       03/09/2009            898,551
     345,644   ROMULUS FUNDING CORPORATION++(p)                                      0.85       03/26/2009            345,432
   1,209,754   ROYAL BANK OF SCOTLAND PLC                                            0.22       03/02/2009          1,209,754
   1,209,754   SALISBURY RECEIVABLES COMPANY++(p)                                    0.55       03/03/2009          1,209,699
     414,773   SOCIETE GENERALE (CAYMAN ISLANDS)                                     0.25       03/02/2009            414,773
     760,417   SOCIETE GENERALE (CAYMAN ISLANDS)                                     0.35       03/02/2009            760,417
   1,036,932   STARBIRD FUNDING CORPORATION++(p)                                     0.75       03/11/2009          1,036,695
     864,110   SURREY FUNDING CORPORATION++(p)                                       0.62       03/09/2009            863,976
   1,175,190   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)               0.70       03/16/2009          1,174,824
   1,036,932   TULIP FUNDING CORPORATION++(p)                                        0.67       03/16/2009          1,036,623
   1,209,754   UBS AG STAMFORD CT                                                    0.51       03/23/2009          1,209,762
   1,209,754   UNICREDITO ITALIANO NY                                                0.57       03/03/2009          1,209,755
     483,902   VERSAILLES CP LLC++(p)                                                0.70       03/04/2009            483,864
     735,631   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.41       08/07/2008            367,816
     731,814   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.52       05/02/2008            365,907
   1,163,499   VICTORIA FUNDING LLC+++/-####(a)(i)                                   1.26       04/03/2008            581,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

INFLATION-PROTECTED BOND PORTFOLIO

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,209,754   WINDMILL FUNDING CORPORATION++(p)                                     0.55%      03/24/2009    $     1,209,311
                                                                                                                   46,457,481
                                                                                                              ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $60,019,625)                                                         58,762,409
                                                                                                              ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 1.05%
   1,032,931   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         1,032,931
                                                                                                              ---------------

  PRINCIPAL
------------
US TREASURY BILLS: 0.23%
$    300,000   US TREASURY BILL###                                                   0.23       04/30/2009            299,903
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,332,818)                                                                      1,332,834
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $191,197,358)*                                                      147.19%                             $   185,727,583
OTHER ASSETS AND LIABILITIES, NET                                         (47.19)                                 (59,549,587)
                                                                          ------                              ---------------
TOTAL NET ASSETS                                                          100.00%                             $   126,177,996
                                                                          ------                              ---------------

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,032,931.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE       VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
AGENCY SECURITIES: 22.41%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 3.90%
$  4,211,582   FHLMC #1G0157<<+/-                                                    4.43%      03/01/2035    $     4,271,778
      10,503   FHLMC #410425+/-                                                      5.13       09/01/2026             10,614
       5,579   FHLMC #410464+/-                                                      5.13       11/01/2026              5,618
      73,968   FHLMC #606279+/-                                                      4.50       02/01/2015             75,160
      35,233   FHLMC #846367+/-                                                      5.16       04/01/2029             35,569
   1,056,996   FHLMC #A15838                                                         5.50       12/01/2033          1,086,771
   2,117,987   FHLMC #A16678                                                         5.50       12/01/2033          2,177,650
   8,222,929   FHLMC #E01653                                                         4.50       06/01/2019          8,450,814
     751,534   FHLMC #E90248                                                         6.00       06/01/2017            786,701
     705,154   FHLMC #E90573                                                         6.00       07/01/2017            738,151
                                                                                                                   17,638,826
                                                                                                              ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 18.18%
  32,340,000   FNMA%%                                                                5.50       03/25/2039         33,128,288
      10,586   FNMA #342042+/-                                                       5.24       06/01/2025             10,596
       2,220   FNMA #344689+/-                                                       5.13       11/01/2025              2,225
      25,269   FNMA #344692+/-                                                       4.78       10/01/2025             25,147
      38,481   FNMA #347712+/-                                                       5.13       06/01/2026             38,552
   4,448,221   FNMA #386890                                                          3.99       04/01/2011          4,501,836
     240,481   FNMA #557072+/-                                                       3.66       06/01/2040            238,954
     805,141   FNMA #656566                                                          5.50       04/01/2018            835,921
   2,175,290   FNMA #678939                                                          5.50       02/01/2018          2,258,449
     303,931   FNMA #701350                                                          5.50       04/01/2018            315,549
   2,474,162   FNMA #725772                                                          5.00       09/01/2034          2,519,724
   1,497,237   FNMA #731996+/-                                                       4.75       09/01/2033          1,508,742
   1,581,150   FNMA #739757+/-                                                       4.55       08/01/2033          1,603,094
   1,407,048   FNMA #741458+/-                                                       3.91       10/01/2033          1,382,650
     460,109   FNMA #783245+/-                                                       3.46       04/01/2034            455,237
   1,536,645   FNMA #783251+/-                                                       3.46       04/01/2044          1,520,365
   5,532,918   FNMA #789463+/-                                                       4.35       06/01/2034          5,550,287
   3,144,653   FNMA #834933+/-                                                       5.04       07/01/2035          3,186,972
   5,000,000   FNMA #874331                                                          5.07       02/01/2037          5,194,017
   1,000,000   FNMA #874479<<                                                        5.19       04/01/2017          1,037,423
   5,702,700   FNMA #874542                                                          5.60       06/01/2017          5,969,964
   5,888,216   FNMA #880156                                                          5.50       02/01/2036          6,002,783
   3,516,484   FNMA #901922+/-                                                       5.77       10/01/2036          3,640,624
   1,144,000   FNMA #AA3274                                                          5.50       02/01/2039          1,173,008
                                                                                                                   82,100,407
                                                                                                              ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.33%
     127,412   GNMA #345066                                                          6.50       10/15/2023            133,217
      86,803   GNMA #346960                                                          6.50       12/15/2023             90,758
      81,386   GNMA #354692                                                          6.50       11/15/2023             85,094
     154,054   GNMA #361398                                                          6.50       01/15/2024            161,656
     107,592   GNMA #366641                                                          6.50       11/15/2023            112,493
      74,768   GNMA #473918                                                          7.00       04/15/2028             80,849
     412,600   GNMA #531436                                                          7.00       06/15/2042            424,774
       8,728   GNMA #531965                                                          7.72       12/15/2041              9,162
     372,919   GNMA #780626                                                          7.00       08/15/2027            393,536
                                                                                                                    1,491,539
                                                                                                              ---------------
TOTAL AGENCY SECURITIES (COST $99,207,189)                                                                        101,230,772
                                                                                                              ---------------
ASSET BACKED SECURITIES: 9.85%
   3,106,652   CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5                   6.60       02/25/2032          2,231,945
   3,500,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES SERIES 2007-2 CLASS A6       6.27       06/25/2037          2,479,779
   5,000,000   COLLEGE LOAN CORPORATION TRUST SERIES 2006-A CLASS A3+/-              3.60       10/25/2025          4,619,368

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE       VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
ASSET BACKED SECURITIES (continued)
$  3,920,467   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S4 CLASS A6+/-      5.83%      07/25/2034    $     1,693,731
   1,904,960   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2007-S2 CLASS A6+/-      5.78       05/25/2037            570,112
   1,286,185   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-G CLASS2A+/-           0.69       12/15/2035            506,627
   4,999,999   CPS AUTO TRUST SERIES 2006-D CLASS A4++                               5.12       08/15/2013          3,949,219
   2,310,000   CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS AFX++                    4.64       06/15/2035          2,206,050
     453,349   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE1
                  CLASS A1VN+/-                                                      0.69       08/25/2035            185,012
   1,115,305   GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8+/-            6.86       07/15/2029            936,606
     257,605   GSAMP TRUST SERIES 2005-SEA1 CLASS A+++/-(i)                          0.81       04/25/2035            230,948
   2,441,749   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
                  CLASS A1+/-                                                        0.63       01/20/2035          1,738,236
   1,325,000   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-2 CLASS A4+/-            0.77       07/20/2036            465,300
   2,000,000   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-3 CLASS A3+/-            1.51       11/20/2036          1,034,049
   3,800,000   KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS CTFS+/-                1.97       11/25/2036          1,657,560
   3,270,000   KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS 2A2+/-                 1.55       06/27/2025          2,397,827
   5,000,000   NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS AIO(c)     6.00       08/25/2011            491,000
   3,038,760   ONYX ACCEPTANCE GRANTOR TRUST SERIES 2005-B CLASS A4                  4.34       05/15/2012          2,748,122
   2,560,267   RAAC SERIES 2007-RP4 CLASS A+++/-(i)                                  0.82       06/25/2037          1,651,372
   2,988,517   SLM STUDENT LOAN TRUST SERIES 2003-1 CLASS A5B+++/-                   2.45       12/15/2032          2,616,354
   4,000,000   SLM STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-                      2.05       09/15/2020          3,415,906
   1,331,941   TERWIN MORTGAGE TRUST SERIES 2006-2HGS CLASS A1+++/-                  4.50       02/28/2036            243,877
   6,000,000   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A4             4.88       04/12/2013          5,603,315
   1,834,520   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2007-HE2A CLASS
                  A+++/-(l)                                                          0.60       07/25/2037            820,214
TOTAL ASSET BACKED SECURITIES (COST $63,392,530)                                                                   44,492,529
                                                                                                              ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 20.44%
   4,544,603   ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1+/-             0.68       06/25/2037          2,051,228
   4,000,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-6
                  CLASS A4+/-                                                        5.18       09/10/2047          2,957,129
   3,400,000   CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-CD1
                  CLASS A4+/-                                                        5.23       07/15/2044          2,595,407
   3,000,000   CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST SERIES 2007-CD4
                  CLASS ASB                                                          5.28       12/11/2049          2,071,836
   1,573,214   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-        3.20       08/25/2035            763,711
   1,568,272   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++(i)                   6.50       11/25/2034          1,499,123
   3,768,710   COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+++/-                 0.83       03/25/2035          1,977,568
   3,096,706   COUNTRYWIDE HOME LOANS SERIES 2005-R3 CLASS AF+++/-                   0.87       09/25/2035          2,385,901
   2,034,595   COUNTRYWIDE HOME LOANS SERIES 2006-OA5 CLASS 1A1+/-                   0.67       04/25/2036            905,172
   1,674,430   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2004-AR5 CLASS 10A1+/-                                             5.02       05/01/2034            897,566
   4,500,000   CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATION SERIES 2007-C1 CLASS
                  AAB                                                                5.34       02/15/2040          2,920,350
   3,225,000   FANNIE MAE-ACES SERIES 2006-M2 CLASS A2F+/-                           5.26       05/25/2020          3,228,577
   3,499,769   FHLMC SERIES 2416 CLASS PE                                            6.00       10/15/2021          3,633,045
     518,236   FHLMC SERIES 2439 CLASS LG                                            6.00       09/15/2030            523,046
     734,404   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-20 CLASS A6         7.99       09/25/2029            732,589
   2,261,748   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A         7.50       09/25/2043          2,372,008
     501,086   FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                            7.00       12/25/2041            521,443
   2,439,731   FNMA GRANTOR TRUST SERIES 2004-T2 CLASS 1A1                           6.00       11/25/2034          2,483,190
   3,177,015   FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                            6.00       02/25/2044          3,281,263
       7,947   FNMA SERIES 1988-5 CLASS Z                                            9.20       03/25/2018              8,343
   1,078,166   FNMA SERIES 2002-90 CLASS A2                                          6.50       11/25/2042          1,108,655
   2,375,336   FNMA SERIES 2003-86 CLASS PT                                          4.50       09/25/2018          2,425,116
   4,261,115   FNMA SERIES 2003-97 CLASS CA                                          5.00       10/25/2018          4,371,484
     832,970   FNMA SERIES 2003-W4 CLASS 3A                                          7.00       10/25/2042            866,809
     511,647   FNMA SERIES 2004-W1 CLASS 2A2                                         7.00       12/25/2033            525,526
   4,823,345   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A4                               6.25       05/25/2042          4,971,060
   2,756,875   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                             7.00       05/25/2044          2,868,873
   1,458,288   FNMA WHOLE LOAN SERIES 2004-W8 CLASS 3A                               7.50       06/25/2044          1,543,051
  10,709,649   GNMA SERIES 2003-38 CLASS JC+/-                                       7.00       08/16/2042         11,458,630
      59,279   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-           0.81       01/19/2035             30,441

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE       VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  2,720,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                  2006-LDP7 CLASS ASB+/-                                             5.88%      04/15/2045    $     2,127,676
     491,103   LEHMAN BROTHERS SMALL BALANCE COMMERCIAL SERIES 2006-1A CLASS
                  3A1+++/-                                                           5.68       04/25/2031            488,358
   3,540,635   LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                             6.45       05/25/2037          1,588,472
   3,028,024   LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-                            0.79       05/25/2037            792,737
      42,863   LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                         9.95       08/01/2017             46,373
   2,367,679   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS
                  A1+++/-(i)                                                         6.50       10/25/2034          2,053,377
     892,817   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                          0.87       10/20/2027            742,792
     443,148   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                  2003-P10A CLASS 1                                                  4.52       02/10/2013            447,737
   1,136,980   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                  2006-20H CLASS 1                                                   5.70       08/01/2026          1,232,535
   3,006,875   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                  2006-P10A CLASS 1                                                  5.41       02/10/2016          3,139,828
   3,043,382   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1 CLASS
                  A1+++/-                                                            0.75       05/25/2047          2,015,766
   4,000,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C16 CLASS
                  A4+/-(l)                                                           4.85       10/15/2041          3,146,268
   3,325,895   WASHINGTON MUTUAL COMMERCIAL MORTGAGE SECURITIES TRUST SERIES
                  2007-SL3 CLASS A1+++/-                                             5.94       03/23/2045          1,991,213
   1,171,722   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2005-AR6 CLASS 2A1A+/-                                             0.70       04/25/2045            527,467
   4,349,424   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2005-C3 CLASS A4+/-                                                4.41       07/25/2047          1,535,347
   2,744,601   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2006-AR13 CLASS 1A+/-                                              2.70       10/25/2046            844,725
   2,597,485   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2006-AR3 CLASS A1A+/-                                              2.82       02/25/2046            944,530
   1,921,165   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2006-AR4 CLASS DA+/-                                               2.79       06/25/2046            662,802
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $121,160,544)                                                      92,306,143
                                                                                                              ---------------
CORPORATE BONDS & NOTES: 29.00%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.10%
     675,000   PHILLIPS-VAN HEUSEN                                                   7.75       11/15/2023            462,495
                                                                                                              ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.49%
   2,500,000   RYDER SYSTEM INCORPORATED SERIES MTN                                  5.85       03/01/2014          2,237,678
                                                                                                              ---------------
BUSINESS SERVICES: 1.02%
   1,000,000   FISERV INCORPORATED                                                   6.13       11/20/2012            989,729
     375,000   IRON MOUNTAIN INCORPORATED                                            8.63       04/01/2013            375,000
   1,000,000   NCR CORPORATION                                                       7.13       06/15/2009          1,007,212
     150,000   SUNGARD DATA SYSTEMS INCORPORATED                                     4.88       01/15/2014            119,625
   2,120,000   THOMPSON CORPORATION                                                  6.20       01/05/2012          2,115,107
                                                                                                                    4,606,673
                                                                                                              ---------------
CHEMICALS & ALLIED PRODUCTS: 0.39%
     794,000   OLIN CORPORATION                                                      6.75       06/15/2016            619,558
   1,500,000   VALSPAR CORPORATION                                                   5.10       08/01/2015          1,128,839
                                                                                                                    1,748,397
                                                                                                              ---------------
COMMUNICATIONS: 0.22%
   1,000,000   COX COMMUNICATIONS INCORPORATED                                       4.63       01/15/2010            991,455
                                                                                                              ---------------
DEPOSITORY INSTITUTIONS: 6.93%
   4,400,000   ASSOCIATED BANCORP                                                    6.75       08/15/2011          4,063,607
   2,100,000   BAC CAPITAL TRUST XIV+/-                                              5.63       12/31/2049            514,941

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE       VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
DEPOSITORY INSTITUTIONS (continued)
$  6,839,000   BANK AMERICA CAPITAL III+/-                                           1.66%      01/15/2027    $     3,593,744
   2,000,000   BB&T CAPITAL TRUST IV+/-                                              6.82       06/12/2049            965,542
   2,000,000   BNP PARIBAS CAPITAL TRUST+++/-                                        9.00       12/30/2049          1,019,794
   2,000,000   CHASE CAPITAL VI+/-                                                   1.80       08/01/2028            904,354
   1,860,000   CHEVY CHASE BANK FSB                                                  6.88       12/01/2013          1,860,000
   1,685,000   CITIGROUP INCORPORATED                                                6.13       11/21/2017          1,439,191
   4,000,000   CITY NATIONAL BANK                                                    6.75       09/01/2011          3,803,292
   2,778,000   COLONIAL BANK NA MONTGOMERY AL                                        6.38       12/01/2015            700,953
     750,000   CORESTATES CAPITAL TRUST II+++/-                                      1.74       01/15/2027            429,050
   2,250,000   DEUTSCHE BANK CAPITAL FUNDING TRUST VII<<+++/-                        5.63       12/31/2049            994,869
     500,000   FIRST CITIZENS BANCORP++(i)                                           6.80       04/01/2015            484,239
     122,000   GMAC LLC+++/-                                                         4.40       12/01/2014             53,680
   2,100,000   HSBC CAPITAL FUNDING LP+++/-                                          4.61       12/29/2049            946,833
   1,000,000   JPMORGAN CHASE CAPITAL XVIII                                          6.95       08/17/2036            711,970
   2,900,000   NATIONAL CAPITAL COMMERCE INCORPORATED+/-                             2.42       04/01/2027          1,644,112
     450,000   NTC CAPITAL TRUST SERIES A+/-                                         1.61       01/15/2027            234,056
   2,500,000   PNC FUNDING CORPORATION                                               7.50       11/01/2009          2,491,175
   1,625,000   RABOBANK CAPITAL FUNDING II+++/-                                      5.26       12/29/2049            698,750
   2,350,000   RBS CAPITAL TRUST+/-                                                  5.51       09/29/2049            470,000
   2,875,000   TCF NATIONAL BANK+/-                                                  5.00       06/15/2014          1,724,097
   4,000,000   UBS PREFERRED FUNDING TRUST V SERIES 1+/-                             6.24       05/15/2049          1,538,544
                                                                                                                   31,286,793
                                                                                                              ---------------
EDUCATIONAL SERVICES: 0.56%
   2,235,000   MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                 7.25       11/02/2049          2,546,192
                                                                                                              ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.30%
   1,000,000   CONNECTICUT LIGHT & POWER                                             5.38       03/01/2017            982,944
   2,600,000   DUKE ENERGY FIELD SERVICES LLC                                        7.88       08/16/2010          2,631,127
   2,619,183   GREAT RIVER ENERGY++                                                  5.83       07/01/2017          2,652,735
     750,000   NGPL PIPECO LLC++                                                     6.51       12/15/2012            725,075
   3,000,000   PEOPLES ENERGY CORPORATION                                            6.90       01/15/2011          3,073,812
     375,000   QUICKSILVER RESOURCES INCORPORATED                                    7.75       08/01/2015            305,625
                                                                                                                   10,371,318
                                                                                                              ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 1.38%
   1,650,000   BAE SYSTEMS HOLDINGS INCORPORATED++                                   6.40       12/15/2011          1,708,077
     350,000   FLEXTRONICS INTERNATIONAL                                             6.25       11/15/2014            294,000
     350,000   JABIL CIRCUIT INCORPORATED                                            8.25       03/15/2018            261,625
   2,500,000   METTLER TOLEDO INTERNATIONAL INCORPORATED                             4.85       11/15/2010          2,457,083
     275,000   MOOG INCORPORATED                                                     6.25       01/15/2015            248,875
   1,678,402   TENASKA ALABAMA II PARTNERS LP++                                      7.00       06/30/2021          1,268,214
                                                                                                                    6,237,874
                                                                                                              ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.10%
     525,000   VALMONT INDUSTRIES INCORPORATED                                       6.88       05/01/2014            452,813
                                                                                                              ---------------
FOOD & KINDRED PRODUCTS: 0.53%
   1,600,000   KRAFT FOODS INCORPORATED                                              6.25       06/01/2012          1,692,685
     750,000   MCCORMICK & COMPANY                                                   5.76       12/15/2017            718,425
                                                                                                                    2,411,110
                                                                                                              ---------------
FURNITURE & FIXTURES: 0.32%
   1,450,000   STEELCASE INCORPORATED                                                6.50       08/15/2011          1,427,590
                                                                                                              ---------------
HEALTH SERVICES: 1.28%
   3,650,000   AMERICAN ASSOCIATION OF RETIRED PERSONS++                             7.50       05/01/2031          3,757,529

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE       VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
HEALTH SERVICES (continued)
$  2,000,000   SCHERING-PLOUGH CORPORATION                                             6.00%     09/15/2017   $     2,008,820
                                                                                                                    5,766,349
                                                                                                              ---------------
HOLDING & OTHER INVESTMENT OFFICES: 1.68%
     400,000   LIBERTY PROPERTY LP<<                                                   6.63      10/01/2017           288,965
   3,008,000   MANUFACTURERS & TRADERS TRUST COMPANY+/-                                5.59      12/28/2020         2,177,347
   2,250,000   NATIONAL CITY BANK OF COLUMBUS SERIES 4                                 7.25      07/15/2010         2,296,620
     250,000   NATIONAL CITY BANK OF KENTUCKY SERIES BKNT                              6.30      02/15/2011           244,826
   1,275,000   REALTY INCOME CORPORATION                                               6.75      08/15/2019           875,778
   2,500,000   TOLL ROAD INVESTMENT PARTNERSHIP II LP++##                              6.50      02/15/2015         1,706,673
                                                                                                                    7,590,209
                                                                                                              ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.64%
   1,100,000   ACTUANT CORPORATION                                                     6.88      06/15/2017           973,500
   1,425,000   BLACK & DECKER                                                          5.75      11/15/2016         1,263,482
     400,000   SCIENTIFIC GAMES CORPORATION                                            6.25      12/15/2012           361,000
     625,000   UNISYS CORPORATION<<                                                    6.88      03/15/2010           281,250
                                                                                                                    2,879,232
                                                                                                              ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.17%
   1,520,000   AEGON NV                                                                4.75      06/01/2013         1,342,922
   1,800,000   ALLSTATE FINANCIAL GLOBAL FUNDING++                                     6.50      06/14/2011         1,833,550
   2,670,000   NLV FINANCIAL CORPORATION++                                             7.50      08/15/2033         2,118,923
                                                                                                                    5,295,395
                                                                                                              ---------------
INSURANCE CARRIERS: 4.29%
   2,675,000   BLUE CROSS & BLUE SHIELD OF FLORIDA++                                   8.25      11/15/2011         2,842,426
   1,385,000   LIBERTY MUTUAL++                                                        4.88      02/01/2010         1,362,678
     750,000   LINCOLN NATIONAL CORPORATION                                            6.20      12/15/2011           734,351
   1,700,000   METLIFE GLOBAL FUNDING++                                                5.13      11/09/2011         1,659,030
   4,450,000   MINNESOTA LIFE INSURANCE COMPANY++                                      8.25      09/15/2025         3,771,059
   2,730,000   MONUMENTAL GLOBAL FUNDING II++                                          4.63      03/15/2010         2,625,097
   2,900,000   NEW YORK LIFE GLOBAL FUNDING++                                          5.38      09/15/2013         2,915,634
   2,145,000   PRINCIPAL LIFE GLOBAL FUNDING I++                                       6.25      02/15/2012         2,106,502
   1,415,000   WR BERKLEY CORPORATION                                                  5.13      09/30/2010         1,371,728
                                                                                                                   19,388,505
                                                                                                              ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 0.11%
     589,000   BIO-RAD LABORATORIES INCORPORATED                                       6.13      12/15/2014           506,540
                                                                                                              ---------------
MISCELLANEOUS RETAIL: 0.08%
     545,000   LAMAR MEDIA CORPORATION<<                                               6.63      08/15/2015           351,525
                                                                                                              ---------------
MOTION PICTURES: 1.43%
   3,000,000   TIME WARNER INCORPORATED                                                6.75      04/15/2011         3,044,502
   2,500,000   TIME WARNER INCORPORATED                                                6.20      07/01/2013         2,421,108
     985,000   VIACOM INCORPORATED                                                     7.70      07/30/2010           977,489
                                                                                                                    6,443,099
                                                                                                              ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.48%
   2,750,000   FORD MOTOR CREDIT COMPANY                                               7.38      10/28/2009         2,190,227
                                                                                                              ---------------
OIL & GAS EXTRACTION: 0.52%
   1,350,000   CHESAPEAKE ENERGY CORPORATION                                           7.50      06/15/2014         1,184,625
     400,000   MARKWEST ENERGY PARTNERS/FINANCE CORPORATION                            6.88      11/01/2014           281,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE       VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
OIL & GAS EXTRACTION (continued)
$    660,000   PARKER DRILLING COMPANY                                                 9.63%     10/01/2013   $       442,200
     440,000   RANGE RESOURCES CORPORATION                                             7.38      07/15/2013           421,300
                                                                                                                    2,329,125
                                                                                                              ---------------
PAPER & ALLIED PRODUCTS: 0.15%
     680,000   ROCKTENN COMPANY                                                        8.20      08/15/2011           680,000
                                                                                                              ---------------
PERSONAL SERVICES: 0.08%
     400,000   SERVICES CORPORATE INTERNATIONAL                                        7.38      10/01/2014           382,000
                                                                                                              ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.02%
     100,000   TESORO CORPORATION                                                      6.63      11/01/2015            81,500
                                                                                                              ---------------
PRIMARY METAL INDUSTRIES: 0.10%
     275,000   CENTURY ALUMINUM COMPANY                                                7.50      08/15/2014           110,000
     100,000   INTERNATIONAL STEEL GROUP                                               6.50      04/15/2014            86,179
     295,000   STEEL DYNAMICS                                                          7.38      11/01/2012           255,175
                                                                                                                      451,354
                                                                                                              ---------------
REAL ESTATE: 0.43%
   1,300,000   HOUSING URBAN DEVELOPMENT SERIES 04-A                                   5.08      08/01/2013         1,429,568
     500,000   REALTY INCOME CORPORATION                                               5.50      11/15/2015           374,516
     500,000   ROUSE COMPANY                                                           5.38      11/26/2013           150,000
                                                                                                                    1,954,084
                                                                                                              ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.44%
     800,000   PROLOGIS TRUST                                                          5.25      11/15/2010           636,926
   1,500,000   SIMON PROPERTY GROUP LP                                                 5.75      05/01/2012         1,359,356
                                                                                                                    1,996,282
                                                                                                              ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.86%
   2,750,000   CHARLES SCHWAB CORPORATION                                              6.38      09/01/2017         2,512,224
   1,500,000   GOLDMAN SACHS CAPITAL II+/-                                             5.79      12/29/2049           582,624
     500,000   MERRILL LYNCH & COMPANY                                                 6.05      08/15/2012           442,483
     500,000   MERRILL LYNCH & COMPANY                                                 6.05      05/16/2016           363,072
                                                                                                                    3,900,403
                                                                                                              ---------------
SOCIAL SERVICES: 0.02%
     100,000   SERVICE CORPORATION INTERNATIONAL                                       7.88      02/01/2013            97,250
                                                                                                              ---------------
TRANSPORTATION BY AIR: 0.55%
   2,506,104   FEDEX CORPORATION SERIES 97-B                                           7.52      01/15/2018         2,470,561
                                                                                                              ---------------
TRANSPORTATION EQUIPMENT: 0.14%
     860,000   NAVISTAR INTERNATIONAL CORPORATION(i)                                   7.50      06/15/2011           611,632
                                                                                                              ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.10%
     525,000   STEWART ENTERPRISES                                                     6.25      02/15/2013           459,375
                                                                                                              ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.09%
     500,000   ACE HARDWARE CORPORATION++                                              9.13      06/01/2016           400,000
                                                                                                              ---------------
TOTAL CORPORATE BONDS & NOTES (COST $161,828,467)                                                                 131,005,035
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
FOREIGN CORPORATE BONDS@: 0.96%
$  2,000,000   BARCLAYS BANK PLC+++/-                                                5.93%      12/15/2016    $       536,528
     200,000   ISPAT INLAND INCORPORATED                                             9.75       04/01/2014            184,500
   1,100,000   PEARSON PLC (UK) PRIVATE PLACEMENT++                                  7.00       06/15/2011          1,109,877
   2,500,000   SABMILLER PLC++                                                       6.20       07/01/2011          2,500,895
TOTAL FOREIGN CORPORATE BONDS (COST $5,843,546)                                                                     4,331,800
                                                                                                              ---------------
MUNICIPAL BONDS & NOTES: 11.72%
   1,000,000   CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE LOC)                4.88       01/01/2015          1,034,780
   1,000,000   CITY OF CHICAGO IL TAXABLE SERIES D (MBIA INSURED)                    5.44       01/01/2024            973,010
   2,500,000   DUKE UNIVERSITY TAXABLE SERIES A (GO OF UNIVERSITY)                   5.85       04/01/2037          2,368,225
   4,030,000   HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING REVENUE
                  (FSA INSURED)                                                      7.40       12/01/2025          4,473,340
   3,385,000   INDIANA BOND BANK STATE REVENUE SCHOOL SEVERANCE FUND 8-A
                  (FGIC INSURED)                                                     4.73       01/15/2014          3,536,106
   1,075,000   INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY SERIES
                  A-2 (SFMR)                                                         5.51       01/01/2039          1,034,903
   4,540,000   INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY SFMR
                  SERIES D-2 (HOUSING REVENUE, GNMA/FNMA INSURED)                    5.41       07/01/2038          3,639,945
     440,000   KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                 5.21       01/01/2014            456,927
     900,000   KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                 5.75       07/01/2037            885,303
     930,000   KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES J                 5.92       07/01/2034            927,675
   2,210,000   LOYOLA UNIVERSITY ILLINOIS SERIES C REVENUE BONDS                     4.80       07/01/2013          2,263,349
   1,760,000   MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
                  FINANCE SERIES H                                                   5.85       07/01/2036          1,801,976
   4,055,000   MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
                  FINANCE SERIES J                                                   6.13       07/01/2038          4,025,277
   1,500,000   OHIO COUNTY WEST VIRGINIA COUNTY COMMON SPECIAL DISTRICT EXCISE
                  TAX REVENUE SERIES A                                               8.25       03/01/2035          1,373,325
   4,000,000   OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE REVENUE
                  SERIES K                                                           5.97       03/01/2029          3,963,400
   2,280,000   OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE REVENUE
                  SERIES O (GNMA/FNMA INSURED)                                       5.47       09/01/2025          2,242,061
   2,630,000   PENNSYLVANIA HOUSING FINANCE AGENCY SFMR SERIES 93C                   5.84       04/01/2037          2,619,112
   1,830,000   STATE OF NEW HAMPSHIRE HFA SFMR SERIES D                              5.53       07/01/2037          1,794,205
   7,700,000   STATE OF TEXAS BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED
                  SERIES 2005-4 CLASS A5+/-ss(i)                                     4.91       12/01/2040          7,694,302
   3,855,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
                  OWNERSHIP REVENUE SERIES D                                         5.81       03/01/2037          3,833,065
   1,980,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME OWNERSHIP
                  REVENUE SERIES F                                                   5.73       09/01/2037          1,977,446
TOTAL MUNICIPAL BONDS & NOTES (COST $53,660,929)                                                                   52,917,732
                                                                                                              ---------------

   SHARES
------------
PRIVATE INVESTMENT PARTNERSHIPS: 0.00%
         263   PPM AMERICA CBO II LP+                                                                                   1,575
TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $291,381)                                                                   1,575
                                                                                                              ---------------

  PRINCIPAL
------------
TERM LOANS: 0.80%
$    414,555   ARAMARK CORPORATION TERM LOAN B                                       3.33       01/26/2014            356,799
      26,337   ARAMARK CORPORATION TERM LOAN C                                       2.02       01/26/2014             22,667
      67,500   BOSTON SCIENTIFIC CORPORATION TERM LOAN                               1.39       04/21/2011             58,725
     780,000   BSC INTERNATIONAL HOLDING TERM LOAN+/-                                2.47       04/21/2011            713,700
   1,481,250   FLEXTRONICS INTERNATIONAL TERM LOAN                                   3.68       10/01/2012          1,133,156
     435,198   GEORGIA-PACIFIC CORPORATION 1ST LIEN TERM LOAN B+/-                   3.29       12/20/2012            376,446
   1,320,577   OSHKOSH TRUCK CORPORATION TERM LOAN                                   2.29       12/06/2013            941,774
TOTAL TERM LOANS (COST $4,516,405)                                                                                  3,603,267
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                                                   INTEREST
 PRINCIPAL     SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
US TREASURY SECURITIES: 3.57%
US TREASURY BONDS: 3.57%
$  6,300,000   US TREASURY BOND<<                                                    5.50%      08/15/2028    $     7,565,909
   7,224,718   US TREASURY BOND - INFLATION PROTECTED<<&                             3.38       04/15/2032          8,543,229
                                                                                                                   16,109,138
                                                                                                              ---------------
TOTAL US TREASURY SECURITIES (COST $15,589,526)                                                                    16,109,138
                                                                                                              ---------------

   SHARES
------------
COLLATERAL FOR SECURITIES LENDING: 4.51%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.93%
   1,054,660   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                     1,054,660
   1,054,660   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                         1,054,660
   1,054,660   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                           1,054,660
   1,054,660   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                1,054,660
                                                                                                                    4,218,640
                                                                                                              ---------------

 PRINCIPAL
------------
COLLATERAL INVESTED IN OTHER ASSETS: 3.58%
$    391,054   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                         0.65       03/12/2009            391,054
     391,054   ALPINE SECURITIZATION CORPORATION++(p)                                0.50       03/09/2009            391,005
     355,503   AMSTEL FUNDING CORPORATION++                                          2.00       03/10/2009            355,306
      59,251   ANTALIS US FUNDING CORPORATION++(p)                                   0.63       03/06/2009             59,244
   1,185,011   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,185,039)             0.28       03/02/2009          1,185,011
      35,550   BANK OF IRELAND                                                       0.60       03/04/2009             35,550
     379,204   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE               0.36       03/03/2009            379,204
     414,754   CALYON NY                                                             0.49       03/19/2009            414,754
      59,251   CANCARA ASSET SECURITIZATION LIMITED++(p)                             0.54       03/09/2009             59,243
     118,501   CANCARA ASSET SECURITIZATION LIMITED(p)                               0.50       03/10/2009            118,485
     177,752   CANCARA ASSET SECURITIZATION LIMITED(p)                               0.52       03/10/2009            177,726
     191,828   CHEYNE FINANCE LLC+++/-####(a)(i)                                     0.00       02/25/2008              3,165
     106,651   CLIPPER RECEIVABLES CORPORATION++(p)                                  0.85       03/04/2009            106,641
     165,902   CLIPPER RECEIVABLES CORPORATION(p)                                    0.85       03/06/2009            165,878
      31,995   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             2.65       10/01/2038             31,995
     402,904   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $402,915)                                          0.32       03/02/2009            402,904
     272,553   DANSKE BANK A/S COPENHAGEN                                            0.50       03/02/2009            272,553
     201,452   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                          4.25       12/15/2037            201,452
     391,054   DEXIA CREDIT LOCAL DE FRANCE SA                                       0.60       03/02/2009            391,054
     284,403   DEXIA CREDIT LOCAL DE FRANCE SA                                       3.10       03/04/2009            284,469
     402,904   E.ON AG++                                                             0.60       03/23/2009            402,749
      59,251   ELYSIAN FUNDING LLC++(p)                                              0.60       03/04/2009             59,247
     152,949   ENTERPRISE FUNDING LLC++(p)                                           0.48       03/20/2009            152,909
     414,754   ERASMUS CAPITAL CORPORATION++(p)                                      0.55       03/05/2009            414,722
     154,051   FALCON ASSET SECURITIZATION CORPORATION++(p)                          0.45       03/10/2009            154,032
     355,503   GEMINI SECURITIZATION INCORPORATED++(p)                               0.55       03/20/2009            355,395
     379,204   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $379,215)               0.35       03/05/2009            379,204
      48,787   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $48,788)                0.27       03/02/2009             48,787
     225,152   GRAMPIAN FUNDING LLC++(p)                                             0.55       03/06/2009            225,131
     391,054   GREENWICH CAPITAL HOLDINGS INCORPORATED                               0.68       03/27/2009            390,854
     396,726   GRYPHON FUNDING LIMITED(a)(i)                                         0.00       08/23/2009            162,301
      19,553   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 2.87       11/01/2042             19,553

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

                                                                                   INTEREST
 PRINCIPAL     SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    355,503   HSBC USA INCORPORATED REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $355,512)            0.29%      03/02/2009    $       355,503
      23,700   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                    1.12       01/01/2018             23,700
      35,550   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                1.12       04/15/2025             35,550
     118,501   KBC BANK NV BRUSSELS                                                  0.45       03/02/2009            118,501
     260,702   KITTY HAWK FUNDING CORPORATION++(p)                                   0.45       03/25/2009            260,621
     402,904   LIBERTY STREET FUNDING CORPORATION++(p)                               0.50       03/25/2009            402,764
      71,101   LMA AMERICAS LLC(p)                                                   0.60       03/23/2009             71,073
     248,852   LMA AMERICAS LLC(p)                                                   0.65       03/23/2009            248,749
     391,054   MATCHPOINT MASTER TRUST++(p)                                          0.55       03/25/2009            390,904
      47,400   MISSISSIPPI STATE GO+/-ss                                             5.00       11/01/2028             47,400
     402,904   MONT BLANC CAPITAL CORPORATION++(p)                                   0.60       03/19/2009            402,776
     391,054   NATIXIS                                                               0.40       03/02/2009            391,054
      23,700   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              3.75       01/01/2018             23,700
      82,951   REGENCY MARKETS #1 LLC++(p)                                           0.50       03/06/2009             82,944
     308,103   REGENCY MARKETS #1 LLC++(p)                                           0.55       03/09/2009            308,060
     118,501   ROMULUS FUNDING CORPORATION++(p)                                      0.85       03/26/2009            118,428
     414,754   ROYAL BANK OF SCOTLAND PLC                                            0.22       03/02/2009            414,754
     414,754   SALISBURY RECEIVABLES COMPANY++(p)                                    0.55       03/03/2009            414,735
     142,201   SOCIETE GENERALE (CAYMAN LSLANDS)                                     0.25       03/02/2009            142,201
     260,702   SOCIETE GENERALE (CAYMAN LSLANDS)                                     0.35       03/02/2009            260,702
     355,503   STARBIRD FUNDING CORPORATION++(p)                                     0.75       03/11/2009            355,422
     296,253   SURREY FUNDING CORPORATION++(p)                                       0.62       03/09/2009            296,207
     402,904   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)               0.70       03/16/2009            402,778
     355,503   TULIP FUNDING CORPORATION++(p)                                        0.67       03/16/2009            355,397
     414,754   UBS AG STAMFORD CT                                                    0.51       03/23/2009            414,756
     414,754   UNICREDITO ITALIANO NY                                                0.57       03/03/2009            414,754
     165,902   VERSAILLES CP LLC++(p)                                                0.70       03/04/2009            165,889
     566,481   VICTORIA FINANCE LLC+++/-####(a)(i)                                   1.26       04/03/2008            283,241
     356,303   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.52       05/02/2008            178,152
     358,162   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.41       08/07/2008            179,081
     414,754   WINDMILL FUNDING CORPORATION++(p)                                     0.55       03/24/2009            414,599
                                                                                                                   16,165,972
                                                                                                              ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $22,209,129)                                                         20,384,612
                                                                                                              ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 7.68%
  34,704,340   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        34,704,340
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $34,704,340)                                                                    34,704,340
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $582,403,986)*                                    110.94%                                            $   501,086,943
OTHER ASSETS AND LIABILITIES, NET                          (10.94)                                                (49,397,271)
                                                           ------                                             ---------------
TOTAL NET ASSETS                                           100.00%                                            $   451,689,672
                                                           ------                                             ---------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

MANAGED FIXED INCOME PORTFOLIO

+    NON-INCOME EARNING SECURITIES.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(l) LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A TOTAL COST OF $5,760,753.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $34,704,340.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

STABLE INCOME PORTFOLIO

                                                                                   INTEREST
PRINCIPAL      SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   --------   -------------   ---------------
AGENCY SECURITIES: 25.11%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 6.20%
$  5,808,919   FHLMC #1B4052+/-                                                      4.64%      04/01/2038    $     5,918,432
   3,832,732   FHLMC #1G0052+/-                                                      4.78       02/01/2035          3,904,762
     106,672   FHLMC #786614+/-                                                      5.73       08/01/2025            108,941
      77,430   FHLMC #845151+/-                                                      5.01       06/01/2022             77,177
      11,905   FHLMC #846367+/-                                                      5.16       04/01/2029             12,018
   2,824,461   FHLMC #E02227<<                                                       6.00       11/01/2021          2,957,070
     864,099   FHLMC #E90573                                                         6.00       07/01/2017            904,534
   3,511,770   FHLMC #G11693                                                         5.00       05/15/2020          3,621,580
   5,750,500   FHLMC #G11696                                                         5.50       05/15/2020          5,977,524
   1,043,903   FHLMC #G90030                                                         7.50       07/17/2017          1,094,180
                                                                                                                   24,576,218
                                                                                                              ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 18.81%
     152,735   FNMA #155506+/-                                                       5.06       04/01/2022            152,378
     289,010   FNMA #190815+/-                                                       3.53       07/01/2017            286,831
     138,488   FNMA #253482                                                          8.50       10/01/2030            149,407
   1,817,276   FNMA #289517+/-                                                       4.38       04/01/2034          1,814,976
   4,279,843   FNMA #295541+/-                                                       4.75       10/01/2032          4,281,810
      53,239   FNMA #331866+/-                                                       5.80       12/01/2025             52,585
   2,268,158   FNMA #420263+/-                                                       4.41       10/01/2024          2,272,221
   2,076,945   FNMA #420264+/-                                                       4.41       07/01/2034          2,080,666
   3,329,509   FNMA #462209+/-                                                       5.85       04/01/2036          3,396,107
      21,870   FNMA #46698+/-                                                        3.80       12/01/2015             21,828
     989,424   FNMA #545927                                                          6.50       12/01/2015          1,036,650
   1,704,943   FNMA #631367                                                          5.50       02/01/2017          1,770,121
   1,858,887   FNMA #686043+/-                                                       4.04       07/01/2033          1,857,087
   1,089,646   FNMA #693015+/-                                                       5.08       06/01/2033          1,114,957
   5,213,044   FNMA #725802                                                          4.44       08/01/2034          5,334,684
     773,476   FNMA #732003+/-                                                       4.06       09/01/2033            782,562
   1,820,607   FNMA #734329+/-                                                       4.80       06/01/2033          1,835,073
   1,654,805   FNMA #735572                                                          5.00       04/01/2014          1,704,446
   2,776,650   FNMA #735977+/-                                                       4.71       08/01/2035          2,827,849
   2,617,076   FNMA #739757+/-                                                       4.41       08/01/2033          2,653,397
   1,864,260   FNMA #741447+/-                                                       4.04       10/01/2033          1,867,774
   1,998,454   FNMA #741454+/-                                                       3.88       10/01/2033          1,949,985
   3,404,251   FNMA #745649+/-                                                       4.54       11/01/2035          3,445,404
   1,630,834   FNMA #750805+/-                                                       5.53       11/25/2033          1,628,213
   2,032,473   FNMA #764265+/-                                                       4.24       05/01/2034          2,059,951
     996,703   FNMA #783249+/-                                                       3.25       04/01/2044            986,140
   3,865,352   FNMA #783251+/-                                                       3.25       04/01/2044          3,824,402
   6,916,148   FNMA #789463+/-                                                       4.35       06/01/2034          6,937,859
   1,395,263   FNMA #806504+/-                                                       3.25       10/01/2034          1,380,477
   1,544,041   FNMA #806505+/-                                                       3.25       10/01/2044          1,527,673
   3,182,877   FNMA #826179+/-                                                       4.67       07/01/2035          3,242,660
   3,144,653   FNMA #834933+/-                                                       5.04       07/01/2035          3,186,972
   2,200,345   FNMA #849014+/-                                                       5.53       01/01/2036          2,266,826
   1,250,000   FNMA #874245                                                          5.48       01/01/2011          1,273,918
   3,475,984   FNMA #936591+/-                                                       5.69       04/01/2037          3,574,039
                                                                                                                   74,577,928
                                                                                                              ---------------
SMALL BUSINESS ADMINISTRATION: 0.10%
      65,917   SBA #501224+/-                                                        6.50       06/25/2015             65,727
      12,877   SBA #502966+/-                                                        4.47       05/25/2015             13,000
      89,271   SBA #503405+/-                                                        5.38       05/25/2016             91,095

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

STABLE INCOME PORTFOLIO

                                                                                   INTEREST
PRINCIPAL      SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   --------   -------------   ---------------
SMALL BUSINESS ADMINISTRATION (continued)
$    239,739   SBA #503611+/-                                                        3.88%      12/25/2021    $       243,109
                                                                                                                      412,931
                                                                                                              ---------------
TOTAL AGENCY SECURITIES (COST $98,214,729)                                                                         99,567,077
                                                                                                              ---------------
ASSET BACKED SECURITIES: 19.51%
     108,109   ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES 2001-HE2
                  CLASS A1+/-                                                        0.98       06/15/2031             88,512
   4,300,000   BANK OF AMERICA SECURITIES AUTO TRUST SERIES 2006-G1 CLASS A4         5.17       12/20/2010          4,296,121
   2,727,394   CATERPILLAR FINANCIAL ASSET TRUST SERIES 2007-A CLASS A3B+/-          0.94       06/25/2012          2,648,177
   1,628,236   CATERPILLAR FINANCIAL ASSET TRUST SERIES 2008-A CLASS A2B+/-          1.62       12/27/2010          1,611,414
   3,000,000   CHASE ISSUANCE TRUST SERIES 2005-A8 CLASS A8+/-                       0.50       10/15/2012          2,909,238
   2,850,000   COLLEGE LOAN CORPORATION TRUST SERIES 2006-A CLASS A3+/-              1.25       10/25/2025          2,633,040
   1,054,363   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS A1+/-     1.27       03/25/2033            685,549
     208,801   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS
                  A1+++/-(i)                                                         0.97       09/25/2032            139,608
     663,419   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS
                  A1+++/-                                                            0.84       11/25/2033            470,943
     739,808   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-SD2 CLASS
                  1A1+++/-                                                           0.82       11/25/2036            535,320
     258,181   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G CLASS A+/-           0.83       12/15/2028            194,122
   1,661,580   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-M CLASS A1+/-(i)       0.70       02/15/2035            404,248
   2,093,223   FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-           0.72       09/20/2023          1,038,267
     195,386   FIRST HORIZON ABS TRUST SERIES 2004-HE1 CLASS A+/-                    0.68       01/25/2024            104,381
     798,995   FIRST HORIZON ABS TRUST SERIES 2004-HE3 CLASS A+/-                    0.76       10/25/2034            394,165
   1,340,552   FIRST HORIZON ABS TRUST SERIES 2006-HE1 CLASS A+/-                    0.63       10/25/2034            446,631
   3,432,619   FIRST HORIZON ABS TRUST SERIES 2007-HE1 CLASS A+/-                    0.52       09/25/2029          1,886,041
   1,316,291   FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                 0.58       01/20/2033            817,431
   3,607,155   GCO EDUCATION LOAN FUNDING TRUST SERIES 2007-1A CLASS A4L+++/-        2.18       05/26/2020          3,612,927
   3,939,911   GE CORPORATE AIRCRAFT FINANCING LLC SERIES 2005-1A CLASS A3+++/-      0.73       08/26/2019          3,101,104
     318,514   GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1 CLASS A+/-            0.93       07/25/2029            189,995
     179,324   GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-3 CLASS A+/-(i)         0.92       03/15/2035            103,417
      46,582   GS AUTO LOAN TRUST SERIES 2005-1 CLASS A3                             4.45       05/17/2010             46,552
   2,254,189   GSAMP TRUST SERIES 2005-SEA2 CLASS A1+/-                              0.82       01/25/2045          1,098,767
     817,328   GSAMP TRUST SERIES 2006-SD2 CLASS A1+++/-                             0.58       05/25/2046            661,486
   1,831,312   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
                  CLASS A1+/-                                                        0.63       01/20/2035          1,303,677
   2,892,827   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2006-1 CLASS A1+/-            0.63       01/20/2036          1,828,438
   2,500,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A4                 5.21       03/17/2014          2,456,955
   2,000,000   KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS 2A2+/-                 1.55       06/27/2025          1,466,561
      90,556   LEHMAN ASSET BACKED SECURITIES CORPORATION SERIES 2004-2
                  CLASS A+/-                                                         0.91       12/25/2033             49,359
   1,382,528   MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3
                  CLASS A2+/-                                                        2.63       10/20/2029          1,220,548
     798,044   MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1
                  CLASS A1+/-                                                        0.68       11/15/2031            611,159
   2,252,519   MERRILL AUTO TRUST SECURITIZATION SERIES 2007-1 CLASS A3+/-           0.38       03/15/2011          2,209,019
     349,597   MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST
                  SERIES 2003-2 CLASS A+/-                                           0.73       04/25/2016            188,023
   3,914,782   MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES 2007-FF1
                  CLASS A+++/-(i)                                                    1.39       02/25/2042          3,563,235
   4,890,588   MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES 2007-FF2 CLASS
                  A+++/-(i)                                                          1.37       02/25/2042          4,435,763
   3,750,001   NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS AIO(c)     6.00       08/25/2011            368,250
   1,102,347   NISSAN AUTO LEASE TRUST SERIES 2006-A CLASS A3                        5.11       03/15/2010          1,102,023
   1,654,955   RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 CLASS A+/-           0.97       12/25/2033            940,026
   2,013,180   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2002-KS8 CLASS A6     4.86       12/25/2032          1,327,862
   3,000,000   RIVERVIEW HECM TRUST SERIES 2007-1 CLASS A+++/-                       2.16       06/25/2037          2,745,600
     915,545   SASC SERIES 2006-GEL3 CLASS A1+++/-                                   0.59       07/25/2036            793,595
   1,613,650   SBI HELOC TRUST SERIES 2005-HE1 CLASS 1A+++/-                         0.66       11/25/2035            815,497
   1,500,000   SLC STUDENT LOAN TRUST SERIES 2006-A CLASS A+/-                       1.16       04/16/2018          1,455,234
   2,500,000   SLM STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-                      2.05       09/15/2020          2,134,941
       4,406   SSB RV TRUST SERIES 2001-1 CLASS A5                                   6.30       04/15/2016              4,398
     191,355   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3             5.41       08/12/2011            186,820
   2,500,000   TURQUOISE CARD BACKED SECURITIES PLC SERIES 2006-1A CLASS B+++/-      0.62       05/16/2011          2,390,625
   3,000,000   TURQUOISE CARD BACKED SECURITIES PLC SERIES 2007-1 CLASS A+/-         0.50       06/15/2012          2,799,375

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

STABLE INCOME PORTFOLIO

                                                                                   INTEREST
PRINCIPAL      SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   --------   -------------   ---------------
ASSET BACKED SECURITIES (continued)
$  3,000,000   US EDUCATION LOAN TRUST LLC SERIES 2007-1A CLASS A2+++/-              2.55%      09/01/2019    $     2,900,157
     756,516   USXL FUNDING LLC SERIES 2006-1A CLASS A++                             5.38       04/15/2014            674,332
      75,797   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2 CLASS
                  A+/-(i)(l)                                                         0.90       12/25/2032             58,688
     592,204   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2 CLASS
                  AII1+/-(l)                                                         0.73       07/02/2018            254,930
     739,330   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1 CLASS
                  A+/-(l)                                                            0.69       06/25/2034            309,404
   3,669,041   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2007-HE2A CLASS
                  A+++/-(l)                                                          0.60       07/25/2037          1,640,428
   2,500,000   WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2007-A2 CLASS A2+++/-      0.49       05/15/2014          2,137,517
   3,000,000   WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2007-B CLASS A4              5.39       05/15/2013          2,871,410
TOTAL ASSET BACKED SECURITIES (COST $98,562,501)                                                                   77,361,305
                                                                                                              ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 23.61%
   2,272,302   ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1+/-             0.68       06/25/2037          1,025,614
   2,624,526   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-1
                  CLASS A3                                                           4.88       11/10/2042          2,436,231
      58,723   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-        5.52       07/20/2032             46,448
     229,764   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-        5.52       02/25/2033            176,894
   1,755,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR9
                  CLASS A2                                                           4.74       09/11/2042          1,605,636
   1,046,009   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-14 CLASS 2A1+/-        0.68       05/25/2035            460,479
   1,524,957   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-24 CLASS 2A1B+/-       3.13       07/20/2035            645,579
     820,807   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-        3.20       06/30/2035            398,458
   3,978,024   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0A10 CLASS 1A1+/-      3.01       08/25/2046          1,453,750
   3,049,181   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2007-0A3 CLASS 1A1+/-       0.61       04/25/2047          1,099,236
   1,579,349   COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3                       5.23       04/25/2025            534,252
   1,522,520   COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1                       5.65       12/29/2034            705,506
   2,548,933   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+++/-(i)               0.87       11/25/2034          2,480,541
   2,000,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2001-CP4 CLASS A4                                                  6.18       12/15/2035          1,946,442
     266,836   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2002-AR17 CLASS 2A1+/-                                             5.41       12/19/2039            212,754
      85,769   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                  2003-AR2 CLASS 2A1+/-                                              4.99       02/25/2033             66,466
     895,210   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-              1.08       09/25/2033            518,618
     119,608   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-31 CLASS A7+/-      0.72       05/25/2031             78,164
     314,360   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-       0.75       09/25/2031            292,570
   1,703,824   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A         7.00       02/25/2043          1,760,263
   1,942,384   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 4A+/-      5.57       02/25/2043          1,876,713
   3,004,039   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 1A2        7.00       03/25/2043          3,171,139
   2,386,437   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 1A2        7.00       07/25/2043          2,483,386
   2,861,889   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A         7.50       09/25/2043          3,001,406
   1,830,598   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-63 CLASS 1A1+/-     3.46       02/25/2045          1,610,813
     176,556   FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-         6.58       11/19/2032            155,497
      17,441   FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                     7.55       11/10/2023             17,439
     561,499   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                           7.50       05/25/2042            589,925
     284,716   FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                         0.69       09/26/2033            188,359
     707,943   FNMA SERIES 2002-90 CLASS A2                                          6.50       11/25/2042            727,963
   1,491,349   FNMA SERIES 2003-W4 CLASS 3A                                          7.00       10/25/2042          1,551,935
   1,542,849   FNMA SERIES 2004-W2 CLASS 2A2                                         7.00       02/25/2044          1,609,384
   3,256,581   FNMA SERIES 2007-88 CLASS HC+/-                                       5.24       09/25/2037          3,297,495
      38,186   FNMA WHOLE LOAN SERIES 2001-W1 CLASS AV1+/-                           0.71       08/25/2031             27,365
     676,612   FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                              7.50       08/25/2042            721,015
      95,019   FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                          0.83       02/25/2033             79,018
   2,796,136   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2
                  CLASS A2                                                           4.71       05/10/2043          2,630,281
   3,000,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3
                  CLASS A4+/-                                                        5.05       07/10/2045          2,765,619
   2,865,043   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2005-C1
                  CLASS A2                                                           4.47       05/10/2043          2,743,133

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

STABLE INCOME PORTFOLIO

                                                                                   INTEREST
PRINCIPAL      SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    340,251   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS A2+/-      1.03%      03/25/2027    $       212,139
   3,766,362   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE3 CLASS A2+/-      1.12       02/25/2036          1,228,986
   2,386,615   GREENPOINT MORTGAGE FUNDING TRUST SERIES 2006-AR1 CLASS A1A+/-        0.76       02/25/2036          1,041,096
   1,507,100   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2003-C2
                  CLASS A2                                                           4.02       01/05/2036          1,444,184
   6,144,376   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+++/-                0.87       10/25/2034          4,555,272
   3,904,569   GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP2 CLASS 1AF+++/-              0.82       03/25/2035          2,997,039
   3,713,852   GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 CLASS 1AF+++/-              0.82       09/25/2035          2,671,862
   1,428,575   GSMPS MORTGAGE LOAN TRUST SERIES 2006-1 CLASS A1+++/-(i)              0.77       03/25/2035          1,226,933
   1,481,973   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-           0.81       01/19/2035            761,015
     591,371   INDYMAC LOAN TRUST SERIES 2005-L2 CLASS A1+/-(i)                      0.69       09/16/2035            396,155
   2,309,110   LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                             6.41       05/25/2037          1,035,960
     765,770   LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-                            0.79       05/25/2037            200,479
     562,302   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2
                  CLASS 2A2+/-                                                       4.11       02/25/2033            487,648
   1,460,795   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-         1.22       03/15/2025            821,691
   1,000,229   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A CLASS 2A2+/-       2.16       03/25/2028            700,583
     995,888   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-        0.81       04/25/2028            703,306
     756,356   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A CLASS A1+/-        0.70       04/25/2029            554,740
   1,317,538   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS A3+/-     4.63       03/25/2033          1,031,450
   1,104,054   MORGAN STANLEY DEAN WITTER CREDIT CORPORATION HELOC TRUST SERIES
                  2003-1 CLASS A+/-                                                  0.74       11/25/2015            518,727
     411,477   OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-              1.31       02/25/2033            252,179
     272,804   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
                  2002-HS3 CLASS 2A+/-                                               0.81       08/25/2032            114,641
     323,324   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
                  2003-HS1 CLASS AII+/-                                              0.76       12/25/2032            189,772
     616,918   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
                  2004-HS3 CLASS A+/-                                                0.74       09/25/2029            356,310
   1,488,027   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                          0.87       10/20/2027          1,237,986
     466,151   SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                      1.13       06/20/2033            327,401
   1,315,284   SEQUOIA MORTGAGE TRUST SERIES 2003-8 CLASS A1+/-                      0.79       12/20/2033            870,028
     583,463   SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                            0.82       10/19/2026            462,120
   3,146,024   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                  1999-20B CLASS 1                                                   5.95       02/01/2019          3,293,860
      92,355   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                  2000-10C CLASS 1                                                   7.88       05/01/2010             94,044
     563,475   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS
                  2A1+/-                                                             5.17       03/25/2033            428,693
   1,223,049   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-NP2
                  CLASS A+++/-                                                       0.82       11/30/2034          1,093,161
   1,106,444   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2005-GEL4
                  CLASS A+/-                                                         0.82       09/25/2025            722,921
   3,613,399   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RF3
                  CLASS 1A1++(i)                                                     6.00       11/25/2036          3,668,731
     763,415   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RM1
                  CLASS A1+++/-                                                      0.72       08/25/2046            458,889
   2,173,844   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1
                  CLASS A1+++/-                                                      0.75       05/25/2047          1,439,833
   2,500,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20
                  CLASS A4+/-(l)                                                     5.24       07/15/2042          2,303,308
     661,446   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2003-AR1 CLASS A6+/-                                               5.45       03/25/2033            540,903
   2,074,973   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2005-AR1 CLASS A1A+/-                                              0.79       01/25/2035          1,056,161
     825,530   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2005-AR6 CLASS 2A1A+/-                                             0.70       04/25/2035            371,624
   2,183,614   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2005-C3 CLASS A4+/-                                                4.41       07/25/2047            770,816
   4,307,569   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2006-AR11 CLASS 3A1A+/-                                            2.97       09/25/2046          1,341,045
   1,739,053   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2006-AR3 CLASS A1A+/-                                              3.05       02/25/2046            632,376
   1,955,477   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2006-AR4 CLASS DA+/-                                               3.02       06/25/2046            674,640

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

STABLE INCOME PORTFOLIO

                                                                                   INTEREST
PRINCIPAL      SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  3,106,771   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                  2006-AR5 CLASS 5A+/-                                               3.04%      06/25/2046    $     1,144,363
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $131,720,078)                                                      93,626,856
                                                                                                              ---------------
CORPORATE BONDS & NOTES: 10.53%
COMMUNICATIONS: 0.10%
     400,000   VIACOM INCORPORATED+/-                                                2.27       06/16/2009            396,006
                                                                                                              ---------------
DEPOSITORY INSTITUTIONS: 2.49%
   4,750,000   AMERICAN EXPRESS BANK FSB+/-                                          1.30       12/10/2010          4,745,877
   1,750,000   REGIONS BANK RF+/-                                                    2.81       12/10/2010          1,748,745
   1,500,000   SOVEREIGN BANK+/-                                                     2.88       08/01/2013          1,118,655
   2,250,000   SUNTRUST BANK ATLANTA GA STI+/-                                       2.57       12/16/2010          2,266,297
                                                                                                                    9,879,574
                                                                                                              ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.94%
   1,700,000   DUKE ENERGY FIELD SERVICES LLC                                        7.88       08/16/2010          1,720,352
   2,000,000   SOUTHWESTERN PUBLIC SERVICE                                           6.20       03/01/2009          2,000,000
                                                                                                                    3,720,352
                                                                                                              ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 0.57%
   2,250,000   BAE SYSTEMS HOLDINGS INCORPORATED++                                   4.75       08/15/2010          2,244,697
                                                                                                              ---------------
FOOD & KINDRED PRODUCTS: 1.49%
   3,450,000   GENERAL MILLS INCORPORATED+/-                                         1.25       01/22/2010          3,394,010
   2,500,000   PEPSIAMERICAS INCORPORATED                                            6.38       05/01/2009          2,517,218
                                                                                                                    5,911,228
                                                                                                              ---------------
GENERAL MERCHANDISE STORES: 0.49%
   2,000,000   CVS CAREMARK CORPORATION+/-                                           2.50       06/01/2010          1,938,806
                                                                                                              ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.64%
   2,550,000   CPG PARTNERS LP                                                       3.50       03/15/2009          2,543,712
                                                                                                              ---------------
INSURANCE CARRIERS: 1.10%
   2,840,000   HARTFORD LIFE GLOBAL FUND+/-                                          2.17       09/15/2009          2,724,000
   2,000,000   METROPOLITAN LIFE GLOBAL FUNDING I+++/-                               2.25       03/15/2012          1,629,938
                                                                                                                    4,353,938
                                                                                                              ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.03%
     114,948   3M EMPLOYEE STOCK OWNERSHIP PLAN TRUST++                              5.62       07/15/2009            116,749
                                                                                                              ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.21%
   2,150,000   AMERICAN EXPRESS CREDIT CORPORATION SERIES MTN+/-                     1.88       05/27/2010          2,027,624
   2,750,000   GENERAL ELECTRIC CAPITAL CORPORATION 06 08 12<<+/-                    1.71       06/08/2012          2,750,388
                                                                                                                    4,778,012
                                                                                                              ---------------
REAL ESTATE: 0.48%
   1,950,000   DUKE-WEEKS REALTY<<                                                   7.75       11/15/2009          1,913,931
                                                                                                              ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.50%
   2,500,000   PROLOGIS TRUST                                                        5.25       11/15/2010          1,990,395
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

STABLE INCOME PORTFOLIO

                                                                                   INTEREST
PRINCIPAL      SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   --------   -------------   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.49%
$  2,000,000   WESTERN FINANCIAL BANK                                                9.63%      05/15/2012    $     1,940,578
                                                                                                              ---------------
TOTAL CORPORATE BONDS & NOTES (COST $43,514,539)                                                                   41,727,978
                                                                                                              ---------------
FOREIGN CORPORATE BONDS@: 1.39%
   3,970,000   SABMILLER PLC+++/-                                                    1.74       07/01/2009          3,962,814
   1,550,000   THOMSON CORPORATION                                                   4.25       08/15/2009          1,558,173
TOTAL FOREIGN CORPORATE BONDS (COST $5,615,070)                                                                     5,520,987
                                                                                                              ---------------
LOAN PARTICIPATION: 0.53%
     640,156   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN+/-                       5.34       10/15/2020            642,525
     880,996   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT+/-                 3.61       06/25/2016            861,526
     595,241   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT SBA GP
                  SERIES D#66                                                        5.37       09/08/2019            579,646
TOTAL LOAN PARTICIPATION (COST $2,117,804)                                                                          2,083,697
                                                                                                              ---------------
MUNICIPAL BONDS & NOTES: 5.00%
   4,250,000   COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN REVENUE
                  SERIES VIII-A2+/-ss(i)                                             1.41       12/01/2032          4,250,000
   2,345,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION                       5.24       07/01/2011          2,369,904
   1,950,000   OHIO STATE HFA MORTGAGE BACKED SERIES G (HOUSING REVENUE, GNMA
                  INSURED)                                                           5.57       09/01/2016          1,956,650
   2,415,000   OHIO STATE HFA RESIDENTIAL SERIES K (HOUSING REVENUE)                 5.84       09/01/2016          2,403,408
   3,000,000   OREGON SCHOOL BOARD ASSOCIATION TAXABLE PENSION DEFERRED INTEREST
                  SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)##                    2.29       06/30/2010          2,909,880
   2,365,000   PENNSYLVANIA HFA SERIES 94-C (HOUSING REVENUE)                        6.04       10/01/2030          2,372,805
   3,615,000   SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY MORTGAGE
                  REVENUE TAXABLE SERIES C-3 (HOUSING REVENUE, FIRST SECURITY
                  BANK LOC)                                                          5.50       07/01/2026          3,562,581
TOTAL MUNICIPAL BONDS & NOTES (COST $19,731,670)                                                                   19,825,228
                                                                                                              ---------------

SHARES
------
COLLATERAL FOR SECURITIES LENDING: 1.72%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.33%
     326,449   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       326,449
     326,449   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           326,449
     326,449   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             326,449
     326,449   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  326,449
                                                                                                                    1,305,796
                                                                                                              ---------------

PRINCIPAL
---------
COLLATERAL INVESTED IN OTHER ASSETS: 1.39%
$    121,043   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                         0.65       03/12/2009            121,043
     121,043   ALPINE SECURITIZATION CORPORATION++(p)                                0.50       03/09/2009            121,028
     110,039   AMSTEL FUNDING CORPORATION++                                          2.00       03/10/2009            109,978
      18,340   ANTALIS US FUNDING CORPORATION++(p)                                   0.63       03/06/2009             18,338
     366,797   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $366,806)               0.28       03/02/2009            366,797
      11,004   BANK OF IRELAND                                                       0.60       03/04/2009             11,004
     117,375   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE               0.36       03/03/2009            117,375
     128,379   CALYON NY                                                             0.49       03/19/2009            128,379
      18,340   CANCARA ASSET SECURITIZATION LIMITED++(p)                             0.54       03/09/2009             18,337
      36,680   CANCARA ASSET SECURITIZATION LIMITED(p)                               0.50       03/10/2009             36,675
      55,019   CANCARA ASSET SECURITIZATION LIMITED(p)                               0.52       03/10/2009             55,012
     183,743   CHEYNE FINANCE LLC+++/-####(a)(i)                                     0.00       02/25/2008              3,032
      33,012   CLIPPER RECEIVABLES CORPORATION++(p)                                  0.85       03/04/2009             33,009

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

STABLE INCOME PORTFOLIO

                                                                                   INTEREST
PRINCIPAL      SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     51,352   CLIPPER RECEIVABLES CORPORATION(p)                                    0.85%      03/06/2009    $        51,344
       9,904   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             2.65       10/01/2038              9,904
     124,711   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                  VALUE $124,714)                                                    0.32       03/02/2009            124,711
      84,363   DANSKE BANK A/S COPENHAGEN                                            0.50       03/02/2009             84,363
      62,355   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                          4.25       12/15/2037             62,355
     121,043   DEXIA CREDIT LOCAL DE FRANCE SA                                       0.60       03/02/2009            121,043
      88,031   DEXIA CREDIT LOCAL DE FRANCE SA                                       3.10       03/04/2009             88,052
     124,711   E.ON AG++                                                             0.60       03/23/2009            124,663
      18,340   ELYSIAN FUNDING LLC++(p)                                              0.60       03/04/2009             18,339
      47,342   ENTERPRISE FUNDING LLC++(p)                                           0.48       03/20/2009             47,330
     128,379   ERASMUS CAPITAL CORPORATION++(p)                                      0.55       03/05/2009            128,369
      47,684   FALCON ASSET SECURITIZATION CORPORATION++(p)                          0.45       03/10/2009             47,678
     110,039   GEMINI SECURITIZATION INCORPORATED++(p)                               0.55       03/20/2009            110,005
     117,375   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $117,378)               0.35       03/05/2009            117,375
      15,101   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $15,101)                0.27       03/02/2009             15,101
      69,691   GRAMPIAN FUNDING LLC++(p)                                             0.55       03/06/2009             69,685
     121,043   GREENWICH CAPITAL HOLDINGS INCORPORATED                               0.68       03/27/2009            120,981
     380,004   GRYPHON FUNDING LIMITED(a)(i)                                         0.00       08/23/2009            155,459
       6,052   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 2.87       11/01/2042              6,052
     110,039   HSBC USA INCORPORATED REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $110,042)            0.29       03/02/2009            110,039
       7,336   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                    1.12       01/01/2018              7,336
      11,004   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                1.12       04/15/2025             11,004
      36,680   KBC BANK NV BRUSSELS                                                  0.45       03/02/2009             36,680
      80,695   KITTY HAWK FUNDING CORPORATION++(p)                                   0.45       03/25/2009             80,670
     124,711   LIBERTY STREET FUNDING CORPORATION++(p)                               0.50       03/25/2009            124,668
      22,008   LMA AMERICAS LLC(p)                                                   0.60       03/23/2009             21,999
      77,027   LMA AMERICAS LLC(p)                                                   0.65       03/23/2009             76,995
     121,043   MATCHPOINT MASTER TRUST++(p)                                          0.55       03/25/2009            120,997
      14,672   MISSISSIPPI STATE GO+/-ss                                             5.00       11/01/2028             14,672
     124,711   MONT BLANC CAPITAL CORPORATION++(p)                                   0.60       03/19/2009            124,671
     121,043   NATIXIS                                                               0.40       03/02/2009            121,043
       7,336   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              3.75       01/01/2018              7,336
      25,676   REGENCY MARKETS #1 LLC++(p)                                           0.50       03/06/2009             25,674
      95,367   REGENCY MARKETS #1 LLC++(p)                                           0.55       03/09/2009             95,354
      36,680   ROMULUS FUNDING CORPORATION++(p)                                      0.85       03/26/2009             36,657
     128,379   ROYAL BANK OF SCOTLAND PLC                                            0.22       03/02/2009            128,379
     128,379   SALISBURY RECEIVABLES COMPANY++(p)                                    0.55       03/03/2009            128,373
      44,016   SOCIETE GENERALE (CAYMAN LSLANDS)                                     0.25       03/02/2009             44,016
      80,695   SOCIETE GENERALE (CAYMAN LSLANDS)                                     0.35       03/02/2009             80,695
     110,039   STARBIRD FUNDING CORPORATION++(p)                                     0.75       03/11/2009            110,014
      91,699   SURREY FUNDING CORPORATION++(p)                                       0.62       03/09/2009             91,685
     124,711   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)               0.70       03/16/2009            124,672
     110,039   TULIP FUNDING CORPORATION++(p)                                        0.67       03/16/2009            110,006
     128,379   UBS AG STAMFORD CT                                                    0.51       03/23/2009            128,380
     128,379   UNICREDITO ITALIANO NY                                                0.57       03/03/2009            128,379
      51,352   VERSAILLES CP LLC++(p)                                                0.70       03/04/2009             51,348
     542,603   VICTORIA FINANCE  LLC+++/-####(a)(i)                                  1.26       04/03/2008            271,302
     341,285   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.52       05/02/2008            170,642
     343,065   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.41       08/07/2008            171,532
     128,379   WINDMILL FUNDING CORPORATION++(p)                                     0.55       03/24/2009            128,326
                                                                                                                    5,526,360
                                                                                                              ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,088,607)                                                           6,832,156
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

STABLE INCOME PORTFOLIO

SHARES         SECURITY NAME                                                                                       VALUE
------         -----------------------------------------------------------------                              ---------------
SHORT-TERM INVESTMENTS: 14.22%
MUTUAL FUNDS: 14.22%
  56,395,102   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                   $    56,395,102
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $56,395,102)                                                                    56,395,102
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $463,960,100)*                               101.62%                                                    $   402,940,386
OTHER ASSETS AND LIABILITIES, NET                   (1.62)                                                         (6,414,934)
                                                   ------                                                     ---------------
TOTAL NET ASSETS                                   100.00%                                                    $   396,525,452
                                                   ------                                                     ---------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(l) LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A TOTAL COST OF $7,588,892.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $56,395,102.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
AGENCY SECURITIES: 53.77%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 28.05%
$123,000,000   FHLMC%%                                                               5.50%      04/01/2039    $   125,652,126
   4,585,244   FHLMC #1B3391<<+/-                                                    5.74       05/01/2037          4,763,882
      13,796   FHLMC #1B7562+/-                                                      6.03       11/01/2037             14,337
     722,386   FHLMC #1G1619+/-                                                      5.94       03/01/2037            750,209
   1,438,058   FHLMC #1G1919+/-                                                      5.94       05/01/2037          1,492,814
     917,346   FHLMC #1G1949+/-                                                      5.94       05/01/2037            952,161
   1,690,850   FHLMC #1G2254+/-                                                      6.37       10/01/2037          1,766,561
   1,989,186   FHLMC #1J1409+/-                                                      5.83       12/01/2036          2,060,819
   5,355,209   FHLMC #1J1581+/-                                                      5.92       04/01/2037          5,565,868
   5,011,958   FHLMC #1J2842+/-                                                      6.15       09/01/2037          5,196,488
     566,202   FHLMC #1N0166+/-                                                      6.27       06/01/2036            586,851
   1,983,387   FHLMC #1Q0251+/-                                                      6.31       04/01/2037          2,063,222
   1,390,981   FHLMC #A78331                                                         6.00       03/01/2034          1,449,198
   3,724,326   FHLMC #A79090<<                                                       6.50       07/01/2034          3,929,996
   2,114,421   FHLMC #A81215                                                         6.50       08/01/2038          2,214,218
  23,837,626   FHLMC #A84160<<                                                       5.50       01/01/2039         24,437,014
   1,796,376   FHLMC #B15688                                                         5.50       07/01/2019          1,870,102
   1,619,260   FHLMC #E01279                                                         5.50       01/01/2018          1,689,976
   4,208,503   FHLMC #E01445                                                         4.00       09/01/2018          4,284,999
   4,202,364   FHLMC #E01497                                                         5.50       11/01/2018          4,381,974
   2,469,874   FHLMC #E01539                                                         5.50       12/01/2018          2,575,189
   1,393,375   FHLMC #E01655                                                         5.50       06/01/2019          1,451,878
  43,815,956   FHLMC #G01931<<                                                       5.50       10/01/2035         44,968,081
   5,513,378   FHLMC #G03666                                                         7.50       01/01/2038          5,815,470
  51,187,341   FHLMC #G04216<<                                                       5.50       12/01/2037         52,533,293
  10,955,230   FHLMC #G04794<<                                                       5.50       01/01/2036         11,243,294
  52,118,549   FHLMC #G05183<<                                                       5.50       12/01/2038         53,429,051
   1,128,065   FHLMC #G11295                                                         5.50       09/01/2017          1,176,830
   1,793,814   FHLMC #G11594                                                         5.50       08/01/2019          1,869,117
      50,437   FHLMC #G11653<<                                                       5.50       12/01/2019             52,554
   4,634,850   FHLMC #G11658                                                         5.50       01/01/2020          4,825,072
  21,982,996   FHLMC #G11713<<                                                       5.50       06/01/2020         22,905,824
  10,983,670   FHLMC #G11728<<                                                       5.50       02/01/2020         11,434,459
   1,827,772   FHLMC #G11767                                                         5.50       08/01/2020          1,904,501
   2,734,659   FHLMC #G11786                                                         5.00       10/01/2014          2,822,706
   2,999,404   FHLMC #G11850                                                         5.50       07/01/2020          3,122,504
   3,769,657   FHLMC #G11940<<                                                       5.50       05/01/2020          3,924,370
   2,852,513   FHLMC #G11944                                                         5.50       07/01/2020          2,969,585
   3,558,536   FHLMC #G11983                                                         5.50       01/01/2020          3,704,584
   1,180,907   FHLMC #G12258                                                         6.00       08/01/2016          1,239,119
   2,361,094   FHLMC #G12474                                                         5.50       01/01/2017          2,464,638
   3,291,985   FHLMC #G12827                                                         5.50       02/01/2021          3,434,295
   2,551,994   FHLMC #G12888                                                         5.50       07/01/2018          2,662,314
   1,242,490   FHLMC #G13169                                                         5.50       06/01/2020          1,296,978
   2,972,170   FHLMC #G13330                                                         6.00       10/01/2019          3,118,681
  10,872,469   FHLMC #G13367                                                         5.50       12/01/2018         11,342,477
   1,761,986   FHLMC #G18003                                                         5.50       07/01/2019          1,834,301
   6,249,166   FHLMC #G18295                                                         6.00       01/01/2024          6,542,214
   1,192,824   FHLMC #J02372                                                         5.50       05/01/2020          1,242,897
   1,082,389   FHLMC #J02373                                                         5.50       05/01/2020          1,127,826
   1,575,221   FHLMC #J02376                                                         6.00       05/01/2020          1,649,917
   1,093,839   FHLMC #J04514                                                         5.50       03/01/2017          1,141,125
                                                                                                                  466,947,959
                                                                                                              ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 21.05%
   1,000,000   FNMA<<                                                                3.38       05/19/2011          1,039,525
  29,070,000   FNMA%%                                                                5.50       03/01/2034         29,778,581
  32,000,000   FNMA%%                                                                5.00       04/01/2034         32,449,984
   6,800,000   FNMA%%                                                                5.50       04/01/2037          6,948,750
   2,195,632   FNMA #190129                                                          6.00       11/01/2023          2,283,225

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$  3,210,512   FNMA #190338                                                          5.50%      07/01/2033    $     3,301,954
   2,839,537   FNMA #254758                                                          4.50       06/01/2013          2,901,749
  12,676,264   FNMA #256658<<                                                        5.50       03/01/2037         12,922,908
   2,674,287   FNMA #310017                                                          7.00       04/01/2030          2,843,937
   2,027,401   FNMA #462361+/-                                                       6.34       07/01/2037          2,096,173
   3,782,386   FNMA #462404+/-                                                       6.28       09/01/2037          3,909,852
   1,142,264   FNMA #725068<<                                                        5.50       01/01/2019          1,190,216
   3,942,435   FNMA #725423<<                                                        5.50       05/01/2034          4,054,724
   4,377,185   FNMA #725424<<                                                        5.50       04/01/2034          4,501,856
  10,151,711   FNMA #725598<<                                                        5.50       07/01/2034         10,431,336
   3,812,520   FNMA #725946<<                                                        5.50       11/01/2034          3,917,534
   2,503,643   FNMA #735421<<                                                        7.00       01/01/2035          2,676,196
   1,050,288   FNMA #735504                                                          6.00       04/01/2035          1,091,033
     888,855   FNMA #745914                                                          7.00       08/01/2028            949,362
     528,496   FNMA #745954                                                          7.00       07/01/2032            564,910
          51   FNMA #887689                                                          5.50       06/01/2036                 52
   2,904,866   FNMA #888560                                                          6.00       11/01/2035          3,015,744
   2,874,756   FNMA #888635                                                          5.50       09/01/2036          2,956,635
   1,701,659   FNMA #888911+/-                                                       6.11       11/01/2037          1,773,252
  46,605,696   FNMA #889069<<                                                        5.50       01/01/2021         48,562,165
   4,994,975   FNMA #889115<<                                                        5.50       12/01/2019          5,223,391
   4,613,097   FNMA #889183<<                                                        5.50       09/01/2021          4,806,751
   6,898,018   FNMA #889213<<                                                        5.50       10/01/2020          7,178,968
  14,664,943   FNMA #889318<<                                                        5.50       07/01/2020         15,280,566
   5,122,174   FNMA #889495<<                                                        6.50       03/01/2038          5,363,931
   6,828,256   FNMA #889568                                                          5.50       03/01/2020          7,114,901
   1,303,433   FNMA #889688                                                          5.50       12/01/2019          1,353,262
   1,276,860   FNMA #905629+/-                                                       6.12       12/01/2036          1,330,089
   5,320,680   FNMA #906216+/-                                                       5.92       01/01/2037          5,523,154
   1,541,152   FNMA #906403+/-                                                       6.02       01/01/2037          1,597,707
   1,987,568   FNMA #906404+/-                                                       5.95       01/01/2037          2,062,456
   1,315,882   FNMA #909569+/-                                                       5.88       02/01/2037          1,366,207
   1,606,070   FNMA #914819+/-                                                       5.98       04/01/2037          1,664,967
   1,098,109   FNMA #914820+/-                                                       6.00       04/01/2037          1,138,814
   2,260,825   FNMA #917894+/-                                                       5.74       05/01/2037          2,350,694
       2,216   FNMA #944275                                                          5.50       07/01/2037              2,259
   1,264,391   FNMA #944357                                                          6.00       06/01/2022          1,321,942
   3,474,203   FNMA #945032+/-                                                       5.77       08/01/2037          3,610,942
      84,464   FNMA #945657+/-                                                       6.23       09/01/2037             87,923
   2,278,498   FNMA #949593                                                          6.00       08/01/2022          2,382,208
         207   FNMA #964800                                                          5.50       08/01/2038                211
   3,603,675   FNMA #985624                                                          6.00       04/01/2034          3,743,478
  15,117,305   FNMA #991630<<                                                        5.50       12/01/2038         15,502,148
   7,181,646   FNMA #995092                                                          6.50       12/01/2037          7,504,820
  13,477,695   FNMA #995182                                                          5.50       06/01/2020         14,026,630
  12,354,151   FNMA #995183<<                                                        5.50       01/01/2039         12,594,527
   9,297,000   FNMA #995485                                                          6.00       02/01/2039          9,599,153
   5,171,000   FNMA #995486                                                          6.00       03/01/2036          5,356,018
  11,496,000   FNMA #995487                                                          6.00       08/01/2037         11,907,327
   3,984,000   FNMA #995495                                                          6.00       12/01/2032          4,139,625
   4,214,000   FNMA #995508                                                          6.00       12/01/2035          4,373,342
   2,651,000   FNMA #995511                                                          5.50       02/01/2024          2,765,848
   1,911,000   FNMA #995537                                                          6.00       03/01/2039          1,978,184
                                                                                                                  350,414,096
                                                                                                              ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 4.67%
  34,500,000   GNMA%%                                                                6.00       03/01/2037         35,621,526
   7,500,000   GNMA%%                                                                4.50       04/01/2039          7,492,965
  24,500,000   GNMA%%                                                                5.50       04/01/2039         25,043,655

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$  8,964,242   GNMA #782044<<                                                        6.50%      12/15/2032    $     9,454,379
                                                                                                                   77,612,525
                                                                                                              ---------------
TOTAL AGENCY SECURITIES (COST $885,198,868)                                                                       894,974,580
                                                                                                              ---------------
ASSET BACKED SECURITIES: 7.42%
   3,376,447   AMERICREDIT PRIME AUTOMOBILE RECEIVABLES TRUST SERIES 2007-1
                  CLASS A3                                                           5.27       10/08/2009          3,370,053
  14,512,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A11 CLASS
                  A11+/-                                                             0.55       06/17/2019         10,293,854
   2,571,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2006-A5 CLASS
                  A5+/-                                                              0.52       01/15/2016          2,137,110
  17,026,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2008-A3 CLASS A3       5.05       02/16/2016         15,919,436
   2,033,000   CHASE ISSUANCE TRUST SERIES 2007-A9 CLASS A9+/-                       0.49       06/16/2014          1,853,376
  10,463,000   CITIBANK CREDIT CARD ISSUANCE TRUST+/-                                2.06       12/17/2018          8,007,955
      31,004   CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2006-1 CLASS A1                                                    5.96       07/25/2036             30,675
   2,337,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2006-1 CLASS A2                                                    5.68       07/25/2036          2,209,033
   2,000,490   CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
                  2006-2 CLASS A2                                                    5.56       09/25/2036          1,912,054
   1,104,841   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1
                  CLASS A2A+/-                                                       0.51       12/25/2036            959,655
   3,045,000   COMET SERIES 2007-A7 CLASS A7                                         5.75       07/15/2020          2,688,271
   2,222,853   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S1 CLASS A2         5.55       08/25/2021          1,827,963
   4,215,000   DAIMLER MASTER OWNER TRUST SERIES 2006-A CLASS A+/-                   0.49       11/15/2011          2,894,500
   7,804,000   DISCOVER CARD MASTER TRUST SERIES 2006-2 CLASS A3+/-                  0.54       01/19/2016          6,385,098
   4,046,000   DISCOVER CARD MASTER TRUST SERIES 2007-A2 CLASS A2+/-                 3.16       06/15/2015          3,455,606
   8,980,000   DISCOVER CARD MASTER TRUST SERIES 2008-A4 CLASS A4                    5.65       12/15/2015          8,553,964
   3,607,000   DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1 CLASS A2++              5.26       04/25/2037          1,879,243
     790,000   FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A4A                  5.15       02/15/2012            756,422
     267,000   FORD CREDIT AUTO OWNER TRUST SERIES 2007-B CLASS A4A                  5.24       07/15/2012            247,258
   4,834,000   FORD CREDIT FLOORPLAN MASTER OWNER TRUST SERIES 2006-4 CLASS A+/-     0.71       06/15/2013          3,235,589
     833,377   GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++            5.34       01/15/2010            834,160
     902,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2007-2 CLASS A4               5.12       08/15/2013            853,173
   3,640,000   HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2008-1 CLASS A3A              4.25       02/15/2013          3,582,988
   7,068,000   HUNTINGTON AUTO TRUST SERIES 2008-1 CLASS A3A++                       4.81       04/16/2012          6,899,608
   4,502,000   HUNTINGTON AUTO TRUST SERIES 2008-1 CLASS A4++                        5.64       02/15/2013          4,207,443
   1,303,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2008-A CLASS A4                 5.48       11/17/2014          1,261,787
     660,431   MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-             0.51       01/25/2037            587,115
     630,565   MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-            0.52       12/25/2036            571,104
     915,042   MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS 2A1S+/-      0.58       02/25/2047            570,594
   3,152,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2007-B CLASS A4            5.16       03/17/2014          3,156,725
   7,940,000   SLM STUDENT LOAN TRUST SERIES 2005-6 CLASS A5B+/-                     2.36       07/27/2026          7,087,380
   5,585,000   SLM STUDENT LOAN TRUST SERIES 2008-6 CLASS A4+/-                      2.26       10/25/2014          4,593,663
   1,340,000   SWIFT MASTER AUTO RECEIVABLES TRUST SERIES 2007-1 CLASS A+/-          0.56       06/15/2012            871,000
   2,745,387   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3             5.41       08/12/2011          2,680,324
   1,612,447   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3             5.26       11/14/2011          1,566,193
   2,677,000   VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2008-1 CLASS A3            4.50       07/20/2012          2,660,006
   3,318,000   WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2006-A2A CLASS A+++/-      0.51       06/15/2015          2,358,372
     612,000   WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2007-A2 CLASS A2+++/-      0.49       05/15/2014            523,264
TOTAL ASSET BACKED SECURITIES (COST $134,596,740)                                                                 123,482,014
                                                                                                              ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 21.45%
   3,739,000   AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++                       5.42       04/15/2037          3,327,710
   1,978,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-2
                  CLASS A3                                                           4.05       11/10/2038          1,808,224
   7,636,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2007-2
                  CLASS A2+/-                                                        5.63       04/10/2049          5,809,599
   2,452,670   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2000-1
                  CLASS A2A+/-                                                       7.33       11/15/2031          2,460,596

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                                   INTEREST
PRINCIPAL      SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  1,172,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                  SERIES 2002-PB2 CLASS B                                            6.31%      06/11/2035    $     1,058,072
   1,313,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                  SERIES 2003-1 CLASS A2                                             4.65       09/11/2036          1,163,366
     393,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                  SERIES 2004-2 CLASS A5                                             4.58       11/10/2038            311,758
   3,644,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                  SERIES 2008-1 CLASS A4+/-                                          6.16       02/10/2049          2,393,855
   8,475,825   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2000-WF1 CLASS A2+/-                                        7.78       02/15/2032          8,486,790
   1,040,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2001-TOP4 CLASS A3                                          5.61       11/15/2033            994,662
   2,657,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2002-PBW1 CLASS A2+/-                                       4.72       11/11/2035          2,458,692
   4,661,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2004-ESA CLASS C++                                          4.94       05/14/2016          4,682,129
     649,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2004-PWR6 CLASS A6                                          4.83       11/11/2041            506,768
  10,576,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
                  SERIES 2007-PW16 CLASS A2+/-                                       5.66       06/11/2012          8,157,482
   2,399,000   COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A4+/-            6.98       01/17/2032          2,192,985
   5,791,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATE
                  SERIES 2001-J2A CLASS A2++                                         6.10       07/16/2034          5,597,082
   2,053,403   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C6 CLASS 2A1+/-       0.54       07/25/2036          1,855,123
   1,949,435   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CF2 CLASS A4                                           6.51       02/15/2034          1,924,176
   1,117,719   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CK1 CLASS A3                                           6.38       12/18/2035          1,099,586
   3,268,611   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CKN5 CLASS A4                                          5.44       09/15/2034          3,046,694
     907,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-CKN2 CLASS A3                                          6.13       04/15/2037            870,711
     943,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-CP5 CLASS A2                                           4.94       12/15/2035            857,669
   2,159,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2003-C5 CLASS A4+/-                                         4.90       12/15/2036          1,819,458
   1,249,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2003-CK2 CLASS A4                                           4.80       03/15/2036          1,077,830
     831,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2003-CPN1 CLASS A2                                          4.60       03/15/2035            704,989
   3,560,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CK3 CLASS A4                                           6.53       06/15/2034          3,493,719
   1,052,368   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B+/-      7.30       06/10/2032          1,050,687
   2,066,828   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG3 CLASS A1B         7.34       10/10/2032          2,061,877
   2,370,692   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CKP1 CLASS A1B        7.18       11/10/2033          2,366,118
   7,079,455   FHLB SERIES I7-2014 CLASS 1                                           5.34       03/20/2014          7,379,226
     328,000   FHLMC SERIES 2542 CLASS ES                                            5.00       12/15/2017            335,202
   3,954,000   FHLMC SERIES 2558 CLASS BD                                            5.00       01/15/2018          4,075,859
   2,408,099   FHLMC SERIES 2564 CLASS BQ                                            5.50       10/15/2017          2,515,629
   7,216,000   FHLMC SERIES 2590 CLASS BY                                            5.00       03/15/2018          7,442,248
   2,815,000   FHLMC SERIES 2590 CLASS NU                                            5.00       06/15/2017          2,896,328
   2,565,000   FHLMC SERIES 2623 CLASS AJ                                            4.50       07/15/2016          2,609,030
     766,000   FHLMC SERIES 2676 CLASS CY                                            4.00       09/15/2018            759,130
   1,934,000   FHLMC SERIES 2690 CLASS TV                                            4.50       11/15/2025          1,943,597
     347,000   FHLMC SERIES 2694 CLASS QG                                            4.50       01/15/2029            355,098
   3,057,000   FHLMC SERIES 2695 CLASS BG                                            4.50       04/15/2032          3,104,456
   2,664,000   FHLMC SERIES 2702 CLASS AD                                            4.50       08/15/2032          2,705,010
   1,053,130   FHLMC SERIES 2727 CLASS PW                                            3.57       06/15/2029          1,054,080
     540,780   FHLMC SERIES 2780 CLASS TB                                            3.00       12/15/2024            540,684
   2,808,000   FHLMC SERIES 2790 CLASS TN                                            4.00       05/15/2024          2,710,613
   2,932,000   FHLMC SERIES 2843 CLASS BC                                            5.00       08/15/2019          3,015,787
   4,194,000   FHLMC SERIES 2985 CLASS JR                                            4.50       06/15/2025          4,186,452
     226,456   FHLMC SERIES 3000 CLASS PA                                            3.90       01/15/2023            227,716

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                                   INTEREST
PRINCIPAL      SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     25,000   FHLMC SERIES 3008 CLASS JM                                            4.50%      07/15/2025    $        24,621
   3,361,368   FHLMC SERIES 3017 CLASS TA                                            4.50       08/15/2035          3,456,730
   2,642,324   FHLMC SERIES 3253 CLASS A                                             5.00       08/15/2020          2,694,070
   4,364,368   FHLMC SERIES 3325 CLASS JL                                            5.50       06/15/2037          4,542,442
   2,607,000   FHLMC SERIES 3372 CLASS BD                                            4.50       10/15/2022          2,589,683
   1,630,754   FHLMC SERIES 3465 CLASS HA                                            4.00       07/15/2017          1,638,398
   6,039,647   FHLMC SERIES 3498 CLASS GB                                            6.50       11/15/2036          6,401,568
   1,687,384   FIRST HORIZON ALTERNATIVE MORTGAGE SECURITY
                  SERIES 2006-FA6 CLASS 2A10                                         6.00       11/25/2036          1,394,472
   2,227,708   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE
                  SERIES 1999-C4 CLASS A2                                            7.39       12/15/2031          2,222,070
   1,622,313   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE
                  SERIES 2000-C2 CLASS A2                                            7.20       10/15/2032          1,634,934
   1,574,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE
                  SERIES 2001-C4 CLASS B                                             6.42       12/12/2033          1,436,406
  36,787,189   FNMA SERIES 2001-81 CLASS HE                                          6.50       01/25/2032         38,563,525
   3,117,000   FNMA SERIES 2002-94 CLASS HQ                                          4.50       01/25/2018          3,154,109
     438,627   FNMA SERIES 2003-108 CLASS BE                                         4.00       11/25/2018            434,203
     972,640   FNMA SERIES 2003-15 CLASS CH                                          4.00       02/25/2017            979,962
   1,094,815   FNMA SERIES 2003-16 CLASS PN                                          4.50       10/25/2015          1,104,704
   2,952,000   FNMA SERIES 2003-3 CLASS HJ                                           5.00       02/25/2018          3,005,248
   1,529,000   FNMA SERIES 2004-3 CLASS HT                                           4.00       02/25/2019          1,514,964
     346,707   FNMA SERIES 2004-34 CLASS PL                                          3.50       05/25/2014            346,547
   1,761,652   FNMA SERIES 2004-60 CLASS PA                                          5.50       04/25/2034          1,829,652
   1,569,607   FNMA SERIES 2005-58 CLASS MA                                          5.50       07/25/2035          1,640,245
   1,562,000   FNMA SERIES 2005-69 CLASS JM                                          4.50       08/25/2025          1,542,116
   3,147,000   FNMA SERIES 2007-113 CLASS DB                                         4.50       12/25/2022          3,141,237
   6,177,808   FNMA SERIES 2007-30 CLASS MA                                          4.25       02/25/2037          6,266,566
   6,194,908   FNMA SERIES 2007-39 CLASS NA                                          4.25       01/25/2037          6,284,640
       2,911   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION
                  SERIES 2001-2 CLASS A3                                             6.03       08/11/2033              2,885
   3,952,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION
                  SERIES 2002-1A CLASS A3                                            6.27       12/10/2035          3,736,415
   4,189,905   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2000-C1 CLASS A2+/-                                         7.72       03/15/2033          4,201,544
   3,054,196   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2000-C2 CLASS A2+/-                                         7.46       08/16/2033          3,054,281
   8,676,860   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2000-C3 CLASS A2                                            6.96       09/15/2035          8,612,032
  11,224,662   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2001-C2 CLASS A2                                            6.70       04/15/2034         11,048,820
   3,712,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2002-C3 CLASS A2                                            4.93       07/10/2039          3,376,324
   1,228,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2003-C2 CLASS A2+/-                                         5.49       05/10/2040          1,066,665
   1,528,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2003-C3 CLASS A4                                            5.02       04/10/2040          1,241,780
      80,133   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                  SERIES 2004-C2 CLASS A1                                            3.90       08/10/2038             79,676
   1,693,000   GNMA SERIES 2006-37 CLASS JG                                          5.00       07/20/2036          1,699,159
   5,248,000   GS MORTGAGE SECURITIES CORPORATION II
                  SERIES 2001-GL3A CLASS A2+++/-                                     6.45       08/05/2018          5,124,138
   9,897,148   GSR MORTGAGE LOAN TRUST SERIES 2006-8F CLASS 3A5                      6.25       09/25/2036          8,837,832
     594,000   HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET
                  SERIES 1999-PH1 CLASS C+/-                                         7.09       05/15/2031            591,461
     980,654   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2000-C10 CLASS A2+/-                                        7.37       08/15/2032            979,753
     540,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-C1 CLASS A3                                            5.86       10/12/2035            518,451
   5,636,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2001-CIB3 CLASS A3                                          6.47       11/15/2035          5,477,914
   1,152,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2002-CIB5 CLASS A2                                          5.16       10/12/2037          1,055,856
      45,948   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2004-C3 CLASS A1                                            3.77       01/15/2042             45,249

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                                   INTEREST
PRINCIPAL      SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    325,922   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-LDP2 CLASS A1                                          4.33%      07/15/2042    $       324,322
     374,330   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2005-LDP3 CLASS A1                                          4.66       08/15/2042            370,330
   2,488,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                  SERIES 2006-LDP7 CLASS A2+/-                                       5.86       04/15/2045          2,088,128
     397,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
                  SERIES 1999-C2 CLASS B                                             7.43       10/15/2032            396,706
   2,992,583   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
                  SERIES 2000-C4 CLASS A2                                            7.37       08/15/2026          3,008,241
   2,999,990   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
                  SERIES 2000-C5 CLASS A2                                            6.51       12/15/2026          2,964,568
   1,368,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
                  SERIES 2001-C2 CLASS A2                                            6.65       11/15/2027          1,349,796
   4,857,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
                  SERIES 2002-C2 CLASS A4                                            5.59       06/15/2031          4,562,117
       9,183   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
                  SERIES 2003-C5 CLASS A2                                            3.48       07/15/2027              9,151
   1,311,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS A4                     5.17       01/14/2042            980,250
   1,877,000   MORGAN STANLEY CAPITAL I SERIES 2007-IQ14 CLASS A2                    5.61       04/15/2049          1,419,750
   2,721,700   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP1 CLASS A4        6.66       02/15/2033          2,704,879
   3,290,490   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP3 CLASS A4        6.39       07/15/2033          3,212,188
   6,199,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP5 CLASS A4        6.39       10/15/2035          6,020,365
      56,360   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-IQ2 CLASS A3         5.52       12/15/2035             56,187
   3,800,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HQ2 CLASS A2         4.92       03/12/2035          3,293,715
   4,079,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-IQ5 CLASS A4         5.01       04/15/2038          3,625,239
   2,332,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2004-HQ3 CLASS A4         4.80       01/13/2041          1,880,428
   3,736,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-HQ5 CLASS AAB        5.04       01/14/2042          3,110,858
   3,526,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2005-HQ7 CLASS AAB+/-     5.18       11/14/2042          2,854,518
   2,818,000   NOMURA ASSET SECURITIES CORPORATION SERIES 1998-D6 CLASS A1C          6.69       03/15/2030          2,774,477
   1,703,964   SALOMON BROTHERS MORTGAGE SECURITIES SERIES 2000-C3 CLASS A2          6.59       12/18/2033          1,679,138
   2,140,697   SALOMON BROTHERS MORTGAGE SECURITIES VII
                  SERIES 2002-KEY2 CLASS A2                                          4.47       03/18/2036          2,016,825
     100,225   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-      0.99       02/25/2028             91,184
   5,271,784   US BANK NA SERIES 2007-1 CLASS A                                      5.92       05/25/2012          5,455,347
   2,686,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST
                  SERIES 2002-C1 CLASS A4(l)                                         6.29       04/15/2034          2,578,090
   8,334,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST
                  SERIES 2002-C2 CLASS A4(l)                                         4.98       11/15/2034          7,654,076
   1,926,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST
                  SERIES 2003-C5 CLASS A2(l)                                         3.99       06/15/2035          1,601,421
   4,815,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST
                  SERIES 2003-C6 CLASS A3+/-(l)                                      4.96       08/15/2035          4,331,944
     443,895   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST
                  SERIES 2003-C7 CLASS A1++(l)                                       4.24       10/15/2035            419,695
   1,678,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST
                  SERIES 2003-C8 CLASS A3(l)                                         4.45       11/15/2035          1,545,179
   1,546,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST
                  SERIES 2004-C11 CLASS A4(l)                                        5.03       01/15/2041          1,314,776
   1,650,899   WASHINGTON MUTUAL  MORTGAGE PASS-THROUGH CERTIFICATES
                  SERIES 2006-AR12 CLASS 1A1+/-                                      6.07       10/25/2036          1,294,951
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $365,896,513)                                                     357,076,738
                                                                                                              ---------------
CORPORATE BONDS & NOTES: 16.55%
APPAREL & ACCESSORY STORES: 0.07%
   1,655,000   NORDSTROM INCORPORATED                                                7.00       01/15/2038          1,095,259
                                                                                                              ---------------
CHEMICALS & ALLIED PRODUCTS: 1.28%
   5,990,000   AMGEN INCORPORATED                                                    6.40       02/01/2039          5,788,221
   5,695,000   PROCTER & GAMBLE COMPANY                                              3.50       02/15/2015          5,632,327
   6,215,000   PROCTER & GAMBLE COMPANY                                              4.70       02/15/2019          6,074,858

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
$  3,830,000   SCHERING-PLOUGH CORPORATION                                           6.55%      09/15/2037    $     3,788,437
                                                                                                                   21,283,843
                                                                                                              ---------------
COMMUNICATIONS: 2.22%
   3,105,000   AT&T INCORPORATED                                                     4.85       02/15/2014          3,079,899
  10,713,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                    8.38       03/15/2013         11,428,146
   3,805,000   QWEST CORPORATION                                                     7.50       10/01/2014          3,381,694
   2,120,000   SBC COMMUNICATIONS                                                    5.10       09/15/2014          2,102,262
   8,465,000   VERIZON WIRELESS++                                                    7.38       11/15/2013          8,981,797
   2,925,000   VERIZON WIRELESS++                                                    8.50       11/15/2018          3,292,693
   4,655,000   VERIZON WIRELESS CAPITAL LLC++                                        5.55       02/01/2014          4,627,945
                                                                                                                   36,894,436
                                                                                                              ---------------
DEPOSITORY INSTITUTIONS: 0.79%
   1,145,000   BANK OF AMERICA CORPORATION                                           5.38       06/15/2014            925,696
   2,845,000   BANK OF AMERICA CORPORATION                                           5.65       05/01/2018          2,409,143
   5,695,000   CITIGROUP INCORPORATED                                                6.50       08/19/2013          5,309,431
   2,655,000   CITIGROUP INCORPORATED                                                6.13       05/15/2018          2,289,563
   2,380,000   PNC FUNDING CORPORATION                                               5.25       11/15/2015          2,173,711
                                                                                                                   13,107,544
                                                                                                              ---------------
EATING & DRINKING PLACES: 0.20%
   3,940,000   YUM! BRANDS INCORPORATED                                              6.88       11/15/2037          3,262,395
                                                                                                              ---------------
ELECTRIC UTILITIES: 0.08%
   1,320,000   PROGRESS ENERGY INCORPORATED                                          6.85       04/15/2012          1,361,276
                                                                                                              ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.96%
   2,180,000   ALLEGHENY ENERGY SUPPLY++                                             8.25       04/15/2012          2,212,700
   1,560,000   CMS ENERGY CORPORATION                                                6.55       07/17/2017          1,376,558
   1,620,000   COMMONWEALTH EDISON COMPANY                                           6.15       09/15/2017          1,575,746
   5,245,000   DOMINION RESOURCES INCORPORATED PUTTABLE ss                           8.88       01/15/2019          5,999,703
   4,401,000   DPL INCORPORATED                                                      6.88       09/01/2011          4,439,553
   3,385,000   DUKE ENERGY CORPORATION                                               6.30       02/01/2014          3,516,687
   1,255,000   INDIANA MICHIGAN POWER COMPANY                                        7.00       03/15/2019          1,224,771
   5,580,000   NEVADA POWER COMPANY SERIES A                                         8.25       06/01/2011          5,870,138
   2,533,000   PACIFICORP                                                            6.25       10/15/2037          2,589,116
   1,840,000   SPECTRA ENERGY CAPITAL LLC                                            7.50       09/15/2038          1,609,952
   1,735,000   VIRGINIA ELECTRIC & POWER COMPANY                                     8.88       11/15/2038          2,155,946
                                                                                                                   32,570,870
                                                                                                              ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 0.51%
   1,565,000   CISCO SYSTEMS INCORPORATED                                            5.90       02/15/2039          1,457,289
   7,000,000   HEWLETT-PACKARD COMPANY                                               4.75       06/02/2014          6,964,293
                                                                                                                    8,421,582
                                                                                                              ---------------
FOOD & KINDRED PRODUCTS: 0.84%
   5,175,000   ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED++                         7.75       01/15/2019          5,177,681
   1,155,000   GENERAL MILLS INCORPORATED                                            5.65       02/15/2019          1,154,034
   1,300,000   KRAFT FOODS INCORPORATED                                              6.75       02/19/2014          1,387,623
   5,750,000   KRAFT FOODS INCORPORATED                                              6.13       02/01/2018          5,712,665
     525,000   KRAFT FOODS INCORPORATED                                              6.88       01/26/2039            521,982
                                                                                                                   13,953,985
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
HEALTH SERVICES: 0.15%
$  3,790,000   COVENTRY HEALTH CARE INCORPORATED                                     5.95%      03/15/2017    $     2,477,728
                                                                                                              ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.21%
   6,880,000   ALLIED CAPITAL CORPORATION                                            6.63       07/15/2011            916,430
   2,840,000   GOLDMAN SACHS GROUP INCORPORATED                                      5.15       01/15/2014          2,586,788
                                                                                                                    3,503,218
                                                                                                              ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.06%
     925,000   INTERNATIONAL BUSINESS MACHINES CORPORATION                           7.63       10/15/2018          1,046,529
                                                                                                              ---------------
INSURANCE CARRIERS: 0.22%
   2,375,000   LIBERTY MUTUAL GROUP++                                                7.50       08/15/2036          1,469,579
   2,345,000   UNITEDHEALTH GROUP INCORPORATED                                       6.88       02/15/2038          2,164,885
                                                                                                                    3,634,464
                                                                                                              ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 0.16%
   2,595,000   NOVARTIS CAPITAL CORPORATION                                          4.13       02/10/2014          2,619,058
                                                                                                              ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.96%
   1,035,000   AMERICAN EXPRESS                                                      8.15       03/19/2038            997,014
   4,250,000   CREDIT SUISSE NEW YORK                                                6.00       02/15/2018          3,855,694
   3,315,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                      3.75       12/15/2009          3,317,884
   5,530,000   JPMORGAN CHASE BANK NATIONAL SERIES BKNT                              6.00       10/01/2017          5,232,010
   3,565,000   JPMORGAN CHASE CAPITAL XXV                                            6.80       10/01/2037          2,662,413
                                                                                                                   16,065,015
                                                                                                              ---------------
OFFICE EQUIPMENT: 0.12%
   2,325,000   XEROX CORPORATION                                                     6.35       05/15/2018          1,953,000
                                                                                                              ---------------
OIL & GAS EXTRACTION: 1.36%
   4,695,000   CONOCOPHILLIPS                                                        6.50       02/01/2039          4,550,511
   4,851,000   DEVON FINANCING CORPORATION                                           6.88       09/30/2011          5,105,207
     925,000   EL PASO NATURAL GAS COMPANY                                           5.95       04/15/2017            791,395
   2,350,000   SOUTHERN NATURAL GAS COMPANY++                                        5.90       04/01/2017          2,005,006
   1,440,000   WEATHERFORD INTERNATIONAL INCORPORATED                                5.95       06/15/2012          1,364,433
   1,780,000   WEATHERFORD INTERNATIONAL INCORPORATED                                6.35       06/15/2017          1,509,340
   3,945,000   XTO ENERGY INCORPORATED                                               5.75       12/15/2013          3,921,870
   3,410,000   XTO ENERGY INCORPORATED                                               6.50       12/15/2018          3,327,839
                                                                                                                   22,575,601
                                                                                                              ---------------
OTHER REVENUE: 0.09%
   1,580,000   TRANSCANADA PIPELINES LIMITED                                         7.63       01/15/2039          1,577,929
                                                                                                              ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.15%
   1,360,000   MARATHON OIL CORPORATION                                              6.50       02/15/2014          1,364,498
   1,255,000   MARATHON OIL CORPORATION                                              7.50       02/15/2019          1,219,113
                                                                                                                    2,583,611
                                                                                                              ---------------
PHARMACEUTICALS: 0.33%
   2,530,000   GLAXOSMITHKLINE CAPITAL INCORPORATED                                  6.38       05/15/2038          2,659,695
   2,729,000   WYETH                                                                 6.95       03/15/2011          2,904,027
                                                                                                                    5,563,722
                                                                                                              ---------------
PIPELINES: 0.64%
   7,745,000   KINDER MORGAN INCORPORATED                                            6.50       09/01/2012          7,280,300

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                                   INTEREST
  PRINCIPAL    SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
------------   -----------------------------------------------------------------   --------   -------------   ---------------
PIPELINES (continued)
$  3,909,000   PLAINS ALL AMERICAN PIPELINE LP                                       6.50%      05/01/2018    $     3,386,418
                                                                                                                   10,666,718
                                                                                                              ---------------
REAL ESTATE: 0.36%
   7,370,000   WEA FINANCE LLC++                                                     7.13       04/15/2018          6,088,851
                                                                                                              ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.27%
   1,055,000   HCP INCORPORATED SERIES MTN                                           6.30       09/15/2016            724,640
     985,000   HCP INCORPORATED SERIES MTN                                           6.70       01/30/2018            675,861
   3,610,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                           5.65       12/15/2013          2,657,642
     700,000   HEALTH CARE PROPERTY INVESTORS INCORPORATED                           6.00       01/30/2017            472,686
                                                                                                                    4,530,829
                                                                                                              ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.62%
   5,232,000   GOLDMAN SACHS CAPITAL II+/-                                           5.79       12/29/2049          2,032,193
   2,365,000   GOLDMAN SACHS GROUP INCORPORATED                                      5.13       01/15/2015          2,115,098
   4,655,000   GOLDMAN SACHS GROUP INCORPORATED<<                                    7.50       02/15/2019          4,610,517
   6,490,000   GOLDMAN SACHS GROUP INCORPORATED                                      6.75       10/01/2037          4,614,604
   5,057,000   LAZARD GROUP LLC                                                      7.13       05/15/2015          3,838,748
   4,175,000   LAZARD GROUP LLC                                                      6.85       06/15/2017          3,120,145
   1,045,000   MERRILL LYNCH & COMPANY INCORPORATED                                  5.45       02/05/2013            932,917
     415,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                       6.15       04/25/2013            383,658
     965,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                       6.88       04/25/2018            802,932
  10,860,000   MORGAN STANLEY+/-                                                     1.51       02/10/2012         10,902,799
   4,920,000   MORGAN STANLEY                                                        5.30       03/01/2013          4,613,391
   3,655,000   MORGAN STANLEY SERIES MTN                                             5.95       12/28/2017          3,225,644
   2,550,000   MORGAN STANLEY SERIES MTN                                             6.63       04/01/2018          2,354,673
                                                                                                                   43,547,319
                                                                                                              ---------------
TOBACCO PRODUCTS: 0.43%
   4,290,000   ALTRIA GROUP INCORPORATED                                             9.70       11/10/2018          4,491,621
   1,445,000   ALTRIA GROUP INCORPORATED<<                                           9.25       08/06/2019          1,472,818
   1,260,000   ALTRIA GROUP INCORPORATED                                             9.95       11/10/2038          1,258,451
                                                                                                                    7,222,890
                                                                                                              ---------------
TRANSPORTATION EQUIPMENT: 0.47%
   2,270,000   DAIMLER NA HOLDING CORPORATION                                        6.50       11/15/2013          2,110,013
     865,000   DAIMLER NA HOLDING CORPORATION                                        8.50       01/18/2031            783,551
   5,015,000   DAIMLER NA HOLDING CORPORATION SERIES MTN+/-                          2.35       03/13/2009          5,013,832
                                                                                                                    7,907,396
                                                                                                              ---------------
TOTAL CORPORATE BONDS & NOTES (COST $295,045,688)                                                                 275,515,068
                                                                                                              ---------------
FOREIGN CORPORATE BONDS@: 3.41%
   5,140,000   BRITISH SKY BROADCASTING GROUP PLC++                                  9.50       11/15/2018          5,389,701
   2,525,000   BRITISH TELECOM PLC                                                   9.13       12/15/2030          2,407,893
   3,660,000   CREDIT SUISSE NEW YORK                                                5.00       05/15/2013          3,533,507
   2,640,000   EXPORT-IMPORT BANK OF KOREA EIBKOR                                    5.50       10/17/2012          2,499,132
   2,550,000   FRANCE TELECOM SA                                                     7.75       03/01/2011          2,739,516
   1,940,000   HSBC HOLDINGS PLC                                                     6.80       06/01/2038          1,739,879
     930,000   HUSKY ENERGY INCORPORATED                                             6.80       09/15/2037            755,828
   1,251,000   HUSKY OIL COMPANY                                                     7.55       11/15/2016          1,148,118
   1,490,000   HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                             7.45       11/24/2033          1,345,376
   2,595,000   NOVARTIS SECURITIES INVESTMENT LIMITED                                5.13       02/10/2019          2,567,472
   1,900,000   PETRO CANADA                                                          6.80       05/15/2038          1,399,175
   3,095,000   PETROBRAS INTERNATIONAL FINANCE COMPANY<<                             5.88       03/01/2018          2,716,293
   3,865,000   PETROBRAS INTERNATIONAL FINANCE COMPANY<<                             7.88       03/15/2019          3,874,663

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                                   INTEREST
PRINCIPAL      SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   --------   -------------   ---------------
FOREIGN CORPORATE BONDS (continued)
$  2,395,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                6.33%      09/30/2027    $     1,871,740
   2,635,000   RIO TINTO FINANCE USA LIMITED                                         5.88       07/15/2013          2,395,199
   1,605,000   RIO TINTO FINANCE USA LIMITED                                         6.50       07/15/2018          1,418,016
   1,265,000   ROGERS CABLE INCORPORATED                                             5.50       03/15/2014          1,249,375
   5,542,000   ROGERS WIRELESS INCORPORATED                                          6.38       03/01/2014          5,638,580
   1,750,000   SHELL INTERNATIONAL FINANCE BV                                        6.38       12/15/2038          1,821,673
   2,660,000   TELEFONICA EMISIONES SAU                                              5.98       06/20/2011          2,751,501
   1,750,000   THOMSON REUTERS CORPORATION                                           5.95       07/15/2013          1,728,354
   1,380,000   TRANSCANADA PIPELINES LIMITED                                         7.25       08/15/2038          1,349,578
   1,505,000   WEATHERFORD INTERNATIONAL LIMITED                                     7.00       03/15/2038          1,071,534
     985,000   WEATHERFORD INTERNATIONAL LIMITED                                     9.88       03/01/2039            965,997
   2,720,000   WESTFIELD GROUP++                                                     5.40       10/01/2012          2,315,974
TOTAL FOREIGN CORPORATE BONDS (COST $60,526,574)                                                                   56,694,074
                                                                                                              ---------------
US TREASURY SECURITIES: 12.28%
US TREASURY BONDS: 3.84%
   1,434,000   US TREASURY BOND<<                                                    8.88       02/15/2019          2,077,284
   2,950,000   US TREASURY BOND<<                                                    7.13       02/15/2023          3,954,384
  13,945,000   US TREASURY BOND<<                                                    6.25       05/15/2030         18,442,263
  23,971,000   US TREASURY BOND<<                                                    5.38       02/15/2031         28,738,976
   1,194,300   US TREASURY BOND<<                                                    4.75       02/15/2037          1,381,470
     786,100   US TREASURY BOND<<                                                    5.00       05/15/2037            945,654
   7,680,000   US TREASURY BOND<<                                                    4.38       02/15/2038          8,469,596
       7,000   US TREASURY BOND                                                      4.50       05/15/2038              7,947
                                                                                                                   64,017,574
                                                                                                              ---------------
US TREASURY NOTES: 8.44%
     650,000   US TREASURY NOTE                                                      1.25       11/30/2010            653,049
      61,000   US TREASURY NOTE<<                                                    0.88       12/31/2010             60,898
   1,869,000   US TREASURY NOTE<<                                                    0.88       01/31/2011          1,864,982
      20,000   US TREASURY NOTE<<                                                    4.63       10/31/2011             21,744
   1,400,000   US TREASURY NOTE<<                                                    3.13       09/30/2013          1,475,141
   3,000,000   US TREASURY NOTE<<                                                    2.75       10/31/2013          3,112,968
  11,414,000   US TREASURY NOTE<<                                                    2.00       11/30/2013         11,441,645
   1,271,000   US TREASURY NOTE<<                                                    1.50       12/31/2013          1,244,686
  24,917,000   US TREASURY NOTE<<                                                    1.75       01/31/2014         24,642,415
  15,899,000   US TREASURY NOTE                                                      2.63       02/29/2016         15,818,286
   1,212,000   US TREASURY NOTE<<                                                    4.75       08/15/2017          1,374,105
   2,949,000   US TREASURY NOTE<<                                                    3.50       02/15/2018          3,068,573
   1,545,200   US TREASURY NOTE<<                                                    4.00       08/15/2018          1,667,246
  56,603,000   US TREASURY NOTE<<                                                    3.75       11/15/2018         59,977,105
  14,386,000   US TREASURY NOTE<<                                                    2.75       02/15/2019         14,026,350
                                                                                                                  140,449,193
                                                                                                              ---------------
TOTAL US TREASURY SECURITIES (COST $205,548,692)                                                                  204,466,767
                                                                                                              ---------------

   SHARES
------------
COLLATERAL FOR SECURITIES LENDING: 25.68%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 5.40%
  22,468,713   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    22,468,713
  22,468,713   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        22,468,713
  22,468,713   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          22,468,713
  22,468,713   DWS MONEY MARKET SERIES INSTITUTIONAL                                                               22,468,713
                                                                                                                   89,874,852
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                                   INTEREST
PRINCIPAL      SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS: 20.28%

$  8,331,096   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                         0.65%      03/12/2009    $     8,331,096
   8,331,096   ALPINE SECURITIZATION CORPORATION++(p)                                0.50       03/09/2009          8,330,055
   7,573,724   AMSTEL FUNDING CORPORATION++                                          2.00       03/10/2009          7,569,516
   1,262,287   ANTALIS US FUNDING CORPORATION++(p)                                   0.63       03/06/2009          1,262,155
  25,245,745   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $25,246,334)            0.28       03/02/2009         25,245,745
     757,372   BANK OF IRELAND                                                       0.60       03/04/2009            757,372
   8,078,638   CAISSE NATIONALE DES CAISSES D'EPARGNE ET DE PREVOYANCE               0.36       03/03/2009          8,078,638
   8,836,011   CALYON NY                                                             0.49       03/19/2009          8,836,011
   1,262,287   CANCARA ASSET SECURITIZATION LIMITED++(p)                             0.54       03/09/2009          1,262,117
   2,524,575   CANCARA ASSET SECURITIZATION LIMITED(p)                               0.50       03/10/2009          2,524,224
   3,786,862   CANCARA ASSET SECURITIZATION LIMITED(p)                               0.52       03/10/2009          3,786,315
   2,470,261   CHEYNE FINANCE LLC+++/-####(a)(i)                                     0.00       02/25/2008             40,759
   2,272,117   CLIPPER RECEIVABLES CORPORATION++(p)                                  0.85       03/04/2009          2,271,902
   3,534,404   CLIPPER RECEIVABLES CORPORATION(p)                                    0.85       03/06/2009          3,533,904
     681,635   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             2.65       10/01/2038            681,635
   8,583,553   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                  COLLATERALIZED BY MORTGAGE BACKED SECURITIES
                  (MATURITY VALUE $8,583,782)                                        0.32       03/02/2009          8,583,553
   5,806,521   DANSKE BANK A/S COPENHAGEN                                            0.50       03/02/2009          5,806,521
   4,291,777   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                          4.25       12/15/2037          4,291,777
   8,331,096   DEXIA CREDIT LOCAL DE FRANCE SA                                       0.60       03/02/2009          8,331,096
   6,058,979   DEXIA CREDIT LOCAL DE FRANCE SA                                       3.10       03/04/2009          6,060,382
   8,583,553   E.ON AG++                                                             0.60       03/23/2009          8,580,263
   1,262,287   ELYSIAN FUNDING LLC++(p)                                              0.60       03/04/2009          1,262,203
   3,258,468   ENTERPRISE FUNDING LLC++(p)                                           0.48       03/20/2009          3,257,599
   8,836,011   ERASMUS CAPITAL CORPORATION++(p)                                      0.55       03/05/2009          8,835,336
   3,281,947   FALCON ASSET SECURITIZATION CORPORATION++(p)                          0.45       03/10/2009          3,281,537
   7,573,724   GEMINI SECURITIZATION INCORPORATED++(p)                               0.55       03/20/2009          7,571,409
   1,039,367   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,039,390)             0.27       03/02/2009          1,039,367
   8,078,638   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $8,078,874)          0.35       03/05/2009          8,078,638
   4,796,692   GRAMPIAN FUNDING LLC++(p)                                             0.55       03/06/2009          4,796,252
   8,331,096   GREENWICH CAPITAL HOLDINGS INCORPORATED                               0.68       03/27/2009          8,326,847
   5,108,820   GRYPHON FUNDING LIMITED(a)(i)                                         0.00       08/23/2009          2,090,018
     416,555   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 2.87       11/01/2042            416,555
   7,573,724   HSBC USA INCORPORATED REPURCHASE AGREEMENT - 102% COLLATERALIZED
                  BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $7,573,907)          0.29       03/02/2009          7,573,724
     504,915   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                    1.12       01/01/2018            504,915
     757,372   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                1.12       04/15/2025            757,372
   2,524,575   KBC BANK NV BRUSSELS                                                  0.45       03/02/2009          2,524,575
   5,554,064   KITTY HAWK FUNDING CORPORATION++(p)                                   0.45       03/25/2009          5,552,328
   8,583,553   LIBERTY STREET FUNDING CORPORATION++(p)                               0.50       03/25/2009          8,580,573
   1,514,745   LMA AMERICAS LLC(p)                                                   0.60       03/23/2009          1,514,164
   5,301,607   LMA AMERICAS LLC(p)                                                   0.65       03/23/2009          5,299,405
   8,331,096   MATCHPOINT MASTER TRUST++(p)                                          0.55       03/25/2009          8,327,914
   1,009,830   MISSISSIPPI STATE GO+/-ss                                             5.00       11/01/2028          1,009,830
   8,583,553   MONT BLANC CAPITAL CORPORATION++(p)                                   0.60       03/19/2009          8,580,835
   8,331,096   NATIXIS                                                               0.40       03/02/2009          8,331,096
     504,915   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              3.75       01/01/2018            504,915
   1,767,202   REGENCY MARKETS #1 LLC++(p)                                           0.50       03/06/2009          1,767,055
   6,563,894   REGENCY MARKETS #1 LLC++(p)                                           0.55       03/09/2009          6,562,991
   2,524,575   ROMULUS FUNDING CORPORATION++(p)                                      0.85       03/26/2009          2,523,025
   8,836,011   ROYAL BANK OF SCOTLAND PLC                                            0.22       03/02/2009          8,836,011
   8,836,011   SALISBURY RECEIVABLES COMPANY++(p)                                    0.55       03/03/2009          8,835,606
   3,029,489   SOCIETE GENERALE (CAYMAN LSLANDS)                                     0.25       03/02/2009          3,029,489
   5,554,064   SOCIETE GENERALE (CAYMAN LSLANDS)                                     0.35       03/02/2009          5,554,064
   7,573,724   STARBIRD FUNDING CORPORATION++(p)                                     0.75       03/11/2009          7,571,988
   6,311,436   SURREY FUNDING CORPORATION++(p)                                       0.62       03/09/2009          6,310,458
   8,583,553   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)               0.70       03/16/2009          8,580,883
   7,573,724   TULIP FUNDING CORPORATION++(p)                                        0.67       03/16/2009          7,571,468

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2009 (UNAUDITED)

TOTAL RETURN BOND PORTFOLIO

                                                                                   INTEREST
PRINCIPAL      SECURITY NAME                                                         RATE     MATURITY DATE        VALUE
---------      -----------------------------------------------------------------   --------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  8,836,011   UBS AG STAMFORD CT                                                    0.51%      03/23/2009    $     8,836,067
   8,836,011   UNICREDITO ITALIANO NY                                                0.57       03/03/2009          8,836,018
   3,534,404   VERSAILLES CP LLC++(p)                                                0.70       03/04/2009          3,534,129
   4,588,276   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.52       05/02/2008          2,294,138
   4,612,210   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.41       08/07/2008          2,306,105
   7,294,830   VICTORIA FUNDING LLC+++/-####(a)(i)                                   1.26       04/03/2008          3,647,415
   8,836,011   WINDMILL FUNDING CORPORATION++(p)                                     0.55       03/24/2009          8,832,774
                                                                                                                  337,612,127
                                                                                                              ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $436,896,591)                                                       427,486,979
                                                                                                              ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 1.87%
  31,181,396   WELLS FARGO ADVANTAGE CASH INVESTMENT FUND~+++                                                      31,181,396
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $31,181,396)                                                                    31,181,396
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,414,891,062)*                                                    142.43%                             $ 2,370,877,616
OTHER ASSETS AND LIABILITIES, NET                                         (42.43)                                (706,242,341)
                                                                          ------                              ---------------
TOTAL NET ASSETS                                                          100.00%                             $ 1,664,635,275
                                                                          ------                              ---------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

(l) LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A TOTAL COST OF $20,861,597.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $31,181,396.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

  PRINCIPAL
------------
SCHEDULE OF SECURITIES SOLD SHORT: (3.73%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION: (3.73%)

$(33,500,000)     FNMA%%                                                             5.50       03/01/2023        (34,724,827)
 (26,500,000)     FNMA%%                                                             6.00       04/01/2039        (27,303,268)
                                                                                                                  (62,028,095)
                                                                                                              ---------------
TOTAL SHORT SALES (PREMIUM RECEIVED $(61,724,844))                                                                (62,028,095)
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the funds' shareholders. For more information regarding the funds and their holdings, please see the funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities with original maturities of 60 days or less and other short-term debt securities held as collateral for securities loaned generally are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

     Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FAIR VALUATION MEASUREMENTS

The Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2009 in valuing the Funds' investments in securities:

                                                                                      TOTAL FAIR
                                                                                     VALUE AS OF
INCOME PORTFOLIOS                       LEVEL 1         LEVEL 2        LEVEL 3         02/28/09
-----------------                    ------------   --------------   -----------   ---------------
Inflation-Protected Bond Portfolio   $ 13,337,859   $  170,734,400   $ 1,655,324   $   185,727,583
Managed Fixed Income Portfolio         38,922,980      447,190,177    14,973,786       501,086,943
Stable Income Portfolio                57,700,898      319,640,368    25,599,120       402,940,386
Total Return Bond Portfolio           121,056,248    2,207,038,361    42,783,007     2,370,877,616

The following is a summary of the inputs used as of February 28, 2009 in valuing the Funds' investments in other financial instruments*:

                                                                       TOTAL UNREALIZED
                                                                        APPRECIATION/
INCOME PORTFOLIOS                     LEVEL 1     LEVEL 2    LEVEL 3    (DEPRECIATION)
-----------------                    ---------   ---------   -------   ----------------
Inflation-Protected Bond Portfolio   $       0   $       0     $0         $       0
Managed Fixed Income Portfolio        (688,264)                            (688,264)
Stable Income Portfolio                      0           0      0                 0
Total Return Bond Portfolio                  0    (242,331)     0          (242,331)

* Other financial instruments include: futures, options, sale commitments, and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                        INFLATION-     MANAGED                         TOTAL
                                        PROTECTED       FIXED          STABLE         RETURN
                                           BOND         INCOME         INCOME           BOND
INCOME PORTFOLIOS                       PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
-----------------                      -----------   ------------   ------------   ------------
Balance as of 05/31/2008               $ 6,604,921   $30,717,480    $35,588,953    $ 63,481,391
   Accrued discounts (premiums)                  0       134,294        144,245        (142,085)
   Realized gain (loss)                   (264,465)     (478,700)      (342,456)     (2,421,486)
   Change in unrealized appreciation
      (depreciation)                      (569,926)   (7,988,543)    (4,174,961)     (3,885,876)
   Net purchases (sales)                (4,115,206)   (7,715,849)    (4,919,173)    (14,248,937)
   Transfer in (out) of Level 3                  0       305,104       (697,488)              0
Balance as of 02/28/2009               $ 1,655,324   $14,973,786    $25,599,120    $ 42,783,007

The following is a summary of the unrealized appreciation (depreciation) associated with Level 3 securities held as of February 28, 2009:

                                    INFLATION-     MANAGED                      TOTAL
                                     PROTECTED      FIXED         STABLE        RETURN
                                       BOND        INCOME         INCOME         BOND
                                     PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                    ----------   -----------   -----------   -----------
Change in unrealized appreciation
   (depreciation) relating to
   securities held at the end of
   reporting period                 $(569,926)   $(8,004,858)  $(4,182,850)  $(3,885,876)

OTHER

For more information regarding the Funds and their holdings, please see the Funds' most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  April 17, 2009


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION



I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  April 17, 2009

/s/ Stephen W. Leonhardt



Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                      Wells Fargo Master Trust


                                      By:
                                             /s/ Karla M. Rabusch

                                             Karla M. Rabusch
                                             President




                                      Date: April 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                      Wells Fargo Master Trust



                                      By:
                                             /s/ Karla M. Rabusch


                                             Karla M. Rabusch
                                             President

                                      Date: April 17, 2009

                                      By:

                                             /s/ Stephen W. Leonhardt


                                             Stephen W. Leonhardt
                                             Treasurer

                                      Date: April 17, 2009